UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 21.1%
Banks — 5.2%
Abbey National Treasury Services PLC
$175,000	2.875%	04/25/14	$173,916
Bank of America Corp.
200,000	5.750	12/01/17	213,958
50,000	5.000	05/13/21	49,930
525,000	5.700	01/24/22	554,497
Capital One Bank NA
300,000	8.800	07/15/19	365,428
CBA Capital Trust II(a)(b)(c)
325,000	6.024	03/29/49	308,750
Citigroup Capital XXI(a)(c)
383,000	8.300	12/21/57	386,351
Citigroup, Inc.
600,000	5.000	09/15/14	620,469
275,000	4.450	01/10/17	287,049
200,000	4.500	01/14/22	200,143
JPMorgan Chase Capital XXV Series Y
275,000	6.800	10/01/37	276,375
Merrill Lynch & Co., Inc.
325,000	6.400	08/28/17	353,589
Mizuho Corporate Bank Ltd.(b)
200,000	2.550	03/17/17	199,980
Morgan Stanley & Co.
275,000	5.750	08/31/12	280,415
300,000	5.950	12/28/17	309,577
National City Preferred Capital Trust I(a)(c)
350,000	12.000	12/29/49	372,764
Regions Financial Corp.
325,000	5.750	06/15/15	340,438
Resona Bank Ltd.(a)(b)(c)
650,000	5.850	09/29/49	676,000
Santander Holdings USA, Inc.
165,000	4.625	04/19/16	166,995
The Bear Stearns Companies LLC
500,000	7.250	02/01/18	604,110
The Royal Bank of Scotland Group PLC(b)
425,000	4.875	08/25/14	441,670
Wachovia Bank NA
300,000	6.600	01/15/38	354,707

			7,537,111

Captive Auto — 0.3%
FUEL Trust(b)
525,000	3.984	06/15/16	521,830

Chemicals — 0.8%
Ecolab, Inc.
325,000	3.000	12/08/16	337,306
325,000	4.350	12/08/21	342,902
The Dow Chemical Co.
420,000	7.600	05/15/14	474,854

			1,155,062

Diversified Manufacturing — 0.2%
Xylem, Inc.(b)
250,000	3.550	09/20/16	260,003

Electric — 0.5%
PPL WEM Holdings PLC(b)(c)
220,000	5.375	05/01/21	237,299
Progress Energy, Inc.
350,000	7.000	10/30/31	449,923

			687,222

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — 3.8%
Anadarko Petroleum Corp.
$325,000	6.375%	09/15/17	$386,049
125,000	6.450	09/15/36	144,638
BP Capital Markets PLC
225,000	3.200	03/11/16	238,035
500,000	4.500	10/01/20	548,874
Dolphin Energy Ltd.(b)
202,296	5.888	06/15/19	216,293
200,000	5.500	12/15/21	210,750
Gazprom OAO Via Gaz Capital SA(d)
350,000	9.250	04/23/19	431,812
Nexen, Inc.
125,000	5.875	03/10/35	129,464
205,000	6.400	05/15/37	226,178
Noble Energy, Inc.(c)
200,000	6.000	03/01/41	222,344
Pemex Project Funding Master Trust
150,000	6.625	06/15/35	169,875
Petrobras International Finance Co.
40,000	5.750	01/20/20	44,314
320,000	5.375	01/27/21	343,832
Phillips 66(b)
225,000	4.300	04/01/22	228,870
PTTEP Canada International Finance Ltd.(b)
240,000	5.692	04/05/21	256,079
Ras Laffan Liquefied Natural Gas Co. Ltd. III(b)
250,000	5.500	09/30/14	269,125
TNK-BP Finance SA
140,000	7.875	03/13/18	162,925
Transocean, Inc.
100,000	4.950	11/15/15	106,777
325,000	6.000	03/15/18	360,385
450,000	6.500	11/15/20	502,828
Weatherford International Ltd.
275,000	9.625	03/01/19	359,512

			5,558,959

Food & Beverage — 1.5%
Heineken NV(b)
375,000	3.400	04/01/22	372,236
Kraft Foods, Inc.
275,000	6.125	08/23/18	331,355
200,000	6.500	02/09/40	246,107
Pernod-Ricard SA(b)
425,000	4.450	01/15/22	431,116
SABMiller Holdings, Inc.(b)
275,000	2.450	01/15/17	278,449
475,000	3.750	01/15/22	483,247

			2,142,510

Healthcare — 0.9%
Cigna Corp.
150,000	2.750	11/15/16	152,638
DENTSPLY International, Inc.
125,000	2.750	08/15/16	127,085
Express Scripts, Inc.
300,000	3.125	05/15/16	309,725
Life Technologies Corp.
225,000	6.000	03/01/20	258,252
150,000	5.000 (c)	01/15/21	162,239
PerkinElmer, Inc.(c)
275,000	5.000	11/15/21	285,018

			1,294,957

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Life Insurance — 0.8%
MetLife Capital Trust X(b)(c)
	$300,000	9.250%	04/08/38	$361,500
Prudential Financial, Inc.
	575,000	3.875	01/14/15	604,769
The Northwestern Mutual Life Insurance Co.(b)
	200,000	6.063	03/30/40	235,461

				1,201,730

Media Cable — 0.2%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.(b)
	325,000	3.800	03/15/22	323,961

Media Non Cable — 0.6%
NBCUniversal Media LLC
	175,000	2.875	04/01/16	180,886
News America, Inc.
	375,000	6.150	02/15/41	429,579
WPP Finance UK
	275,000	8.000	09/15/14	314,795

				925,260

Metals and Mining — 0.6%
Newcrest Finance Pty Ltd.(b)
	275,000	4.450	11/15/21	277,820
Newmont Mining Corp.(c)
	375,000	3.500	03/15/22	362,453
Teck Resources Ltd.(c)
	150,000	10.750	05/15/19	186,000

				826,273

Noncaptive-Financial — 1.1%
Capital One Capital III
	125,000	7.686	08/15/36	125,469
Capital One Capital IV(a)(c)
	350,000	6.745	02/17/37	350,000
Discover Bank
	250,000	8.700	11/18/19	311,102
General Electric Capital Corp.
	300,000	5.875	01/14/38	328,788
International Lease Finance Corp.
	375,000	5.750	05/15/16	374,580
SLM Corp.
AUD	150,000	6.000	05/10/12	154,973

				1,644,912

Pipelines — 1.0%
Energy Transfer Partners LP
	$375,000	5.950	02/01/15	411,806
	75,000	5.200	02/01/22	78,652
Enterprise Products Operating LLC Series A(a)(c)
	250,000	8.375	08/01/66	272,187
Enterprise Products Operating LLC Series I
	175,000	5.000	03/01/15	190,810
Tennessee Gas Pipeline Co.
	200,000	8.375	06/15/32	243,453
TransCanada Pipelines Ltd.(a)(c)
	325,000	6.350	05/15/67	334,750

				1,531,658

Property/Casualty Insurance — 0.7%
Mitsui Sumitomo Insurance Co. Ltd.(a)(b)(c)
	150,000	7.000	03/15/72	151,225
Transatlantic Holdings, Inc.
	175,000	8.000	11/30/39	195,207

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance — (continued)
ZFS Finance USA Trust IV(a)(b)(c)
$675,000	5.875%	05/09/32	$674,156

			1,020,588

Real Estate Investment Trusts — 1.8%
Developers Diversified Realty Corp.
375,000	7.500	04/01/17	425,177
ERP Operating LP
275,000	4.625	12/15/21	289,406
HCP, Inc.
275,000	6.000	01/30/17	304,061
Healthcare Realty Trust, Inc.
350,000	5.750	01/15/21	358,499
Kilroy Realty LP
275,000	5.000	11/03/15	292,976
ProLogis LP(d)
100,000	2.250	04/01/17	100,454
175,000	1.875	01/15/13	175,000
Simon Property Group LP
350,000	10.350	04/01/19	481,468
WEA Finance LLC(b)
125,000	7.500	06/02/14	138,041

			2,565,082

Technology — 0.3%
Hewlett-Packard Co.
250,000	3.000	09/15/16	257,949
125,000	2.600	09/15/17	124,520

			382,469

Tobacco — 0.2%
Altria Group, Inc.
175,000	9.700	11/10/18	238,558

Transportation — 0.3%
Transnet Ltd.(b)
400,000	4.500	02/10/16	414,626

Wirelines Telecommunications — 0.3%
AT&T, Inc.
425,000	2.950	05/15/16	448,041

TOTAL CORPORATE OBLIGATIONS			$30,680,812

Mortgage-Backed Obligations — 42.5%
Adjustable Rate Non-Agency(a) — 2.0%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$23,507	2.572%	04/25/34	$20,412
Countrywide Alternative Loan Trust Series 2005-38, Class A1
254,698	1.659	09/25/35	160,227
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
97,027	2.668	02/19/34	86,471
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
18,662	2.726	11/20/34	15,180
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
443,976	4.848	09/25/35	335,213

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
$927,007	0.452%	05/25/46	$544,491
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
320,655	2.761	07/25/35	293,971
Lehman XS Trust Series 2005-7N, Class 1A1A
364,201	0.512	12/25/35	243,625
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
661,448	1.009	12/25/46	189,010
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
22,233	2.722	09/25/34	20,103
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
47,318	2.530	05/25/34	44,255
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
25,529	2.550	06/25/34	25,037
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
573,344	0.859	03/25/47	333,282
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
736,288	2.721	07/25/36	558,808

			2,870,085

Collateralized Mortgage Obligations — 8.0%
Agency Multi-Family — 3.9%
FHLMC REMIC Structured Pass-Through Certificates Series K703, Class A2
$600,000	2.699%	05/25/18	$621,561
FHLMC REMIC Structured Pass-Through Certificates Series K705, Class A2
500,000	2.303	09/25/18	505,173
FNMA
392,402	2.800	03/01/18	408,124
1,087,951	3.740	05/01/18	1,183,815
320,000	3.840	05/01/18	347,831
800,000	4.506	06/01/19	889,832
196,962	3.416	10/01/20	208,840
197,056	3.632	12/01/20	210,924
985,848	3.763	12/01/20	1,060,816
GNMA
182,762	3.950	07/15/25	194,384

			5,631,300

Covered Bonds(b) — 3.0%
Bank of Nova Scotia
600,000	1.050	03/20/15	599,480
300,000	1.750	03/22/17	299,661
Bank of Scotland PLC
300,000	5.250	02/21/17	325,948
Caisse Centrale Desjardins du Quebec
400,000	1.600	03/06/17	396,301

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Covered Bonds(b) — (continued)
Sparebank 1 Boligkreditt AS
$1,200,000	2.625%	05/27/16	$1,199,336
700,000	2.300	06/30/17	699,258
The Toronto-Dominion Bank
400,000	1.500	03/13/17	395,738
UBS AG
400,000	2.250	03/30/17	399,024

			4,314,746

Planned Amortization Class — 0.5%
FNMA REMIC Series 2003-92, Class PD
721,858	4.500	03/25/17	729,067

Regular Floater(a)(b) — 0.4%
Silverstone Master Issuer PLC Series 2012-1A, Class 2A1
600,000	1.892	01/21/55	602,772

Sequential Fixed Rate — 0.2%
National Credit Union Administration Guaranteed Notes Series A4
300,000	3.000	06/12/19	317,283

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$12,054,756

Commercial Mortgage-Backed Securities — 2.3%
Sequential Fixed Rate — 2.3%
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class AM
$150,000	4.063%	12/10/44	$153,295
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class B
125,000	4.934	12/10/44	128,377
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class C
100,000	5.825	12/10/44	101,304
FREMF Mortgage Trust Series 2012-K17, Class B
125,000	4.498	12/25/44	120,439
FREMF Mortgage Trust Series 2012-K706, Class B(a)(b)
200,000	4.023	11/25/44	198,447
FREMF Mortgage Trust Series 2012-K706, Class C(a)(b)
150,000	4.023	11/25/44	140,702
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
2,509,683	4.740	11/13/36	2,551,564

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$3,394,128

Federal Agencies — 30.2%
Adjustable Rate FHLMC(a) — 1.2%
$1,602,890	2.375%	09/01/35	$1,705,284

Adjustable Rate FNMA(a) — 1.6%
509,640	2.091	05/01/33	531,904
829,224	2.457	05/01/35	876,672
903,998	2.656	09/01/35	963,323

			2,371,899

FHLMC — 1.8%
21,523	7.500	06/01/15	23,013
44,925	7.000	07/01/16	47,487
387,534	5.500	02/01/18	420,010
34,214	5.500	04/01/18	37,081
13,408	4.500	09/01/18	14,301
57,790	5.500	09/01/18	62,632
5,084	9.500	08/01/19	5,559
125	9.500	08/01/20	127

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$119,706	6.500%	10/01/20	$133,937
26,123	4.500	07/01/24	28,282
159,397	4.500	11/01/24	173,071
31,643	4.500	12/01/24	34,358
48,746	6.000	03/01/29	54,503
518	6.000	04/01/29	579
33,393	7.500	12/01/29	38,413
306,462	7.000	05/01/32	351,484
861	6.000	08/01/32	962
173,346	7.000	12/01/32	198,812
30,498	5.000	12/01/35	33,205
34,870	6.000	09/01/37	39,157
55,592	6.000	02/01/38	62,404
142,028	6.000	07/01/38	158,688
40,559	6.000	10/01/38	45,316
622,862	5.500	01/01/40	676,580

			2,639,961

FNMA — 24.9%
60,806	7.500	08/01/15	64,251
28,699	6.000	04/01/16	30,973
53,314	6.500	05/01/16	57,878
77,043	6.500	09/01/16	83,640
97,916	6.500	11/01/16	106,299
24,419	7.500	04/01/17	26,215
391,767	5.500	02/01/18	426,491
371,271	5.000	05/01/18	400,784
32,245	6.500	08/01/18	36,122
171,547	7.000	08/01/18	193,345
5,278	5.000	06/01/23	5,702
441,456	5.500	09/01/23	482,653
95,213	5.500	10/01/23	104,292
22,764	4.500	07/01/24	24,763
338,498	4.500	11/01/24	368,668
129,840	4.500	12/01/24	141,444
84	7.000	07/01/25	98
5,594	7.000	11/01/25	6,523
35,645	9.000	11/01/25	42,624
159,339	7.000	08/01/26	184,378
1,735	7.000	08/01/27	2,023
9,933	7.000	09/01/27	11,583
45,055	6.000	12/01/27	49,656
394	7.000	01/01/28	460
265,308	6.000	02/01/29	295,715
246,513	6.000	06/01/29	274,824
55,381	8.000	10/01/29	66,719
18,405	7.000	12/01/29	21,459
1,509	8.500	04/01/30	1,826
7,488	8.000	05/01/30	8,533
400	8.500	06/01/30	465
20,375	7.000	05/01/32	23,757
158,833	7.000	06/01/32	184,766
216,322	7.000	08/01/32	251,642
46,092	8.000	08/01/32	55,887
15,348	5.000	08/01/33	16,655
2,657	5.500	09/01/33	2,917
3,475	5.500	02/01/34	3,819
591	5.500	04/01/34	650
33,642	5.500	12/01/34	36,947
79,101	5.000	04/01/35	86,149
203,967	6.000	04/01/35	227,313
10,292	5.000	09/01/35	11,114

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$4,862	5.500%	09/01/35	$5,344
481	5.500	02/01/37	531
774	5.500	04/01/37	854
878	5.500	05/01/37	968
77,482	6.000	12/01/37	87,106
1,198	5.500	03/01/38	1,311
37,627	6.000	05/01/38	42,301
976	5.500	06/01/38	1,066
33,224	6.000	06/01/38	37,351
1,240	5.500	07/01/38	1,354
83,254	6.000	07/01/38	93,075
1,170	5.500	08/01/38	1,278
33,785	6.000	08/01/38	37,770
646	5.500	09/01/38	706
15,892	5.500	10/01/38	17,364
37,445	6.000	10/01/38	41,863
44,437	6.000	11/01/38	49,679
429	5.500	12/01/38	469
333,660	5.000	01/01/39	363,911
61,865	4.500	08/01/39	67,007
1,723,695	4.000	11/01/40	1,807,937
333,177	5.000	02/01/41	361,980
283,082	5.000	05/01/41	306,182
41,441	5.000	06/01/41	44,823
955,705	4.500	09/01/41	1,019,140
1,916,457	5.000	10/01/41	2,086,032
2,000,000	3.500	TBA-30yr(e)	2,053,750
22,000,000	4.500	TBA-30yr(e)	23,399,064

			36,352,238

GNMA — 0.7%
10,717	7.000	10/15/25	12,427
15,259	7.000	11/15/25	17,694
2,742	7.000	02/15/26	3,200
10,738	7.000	04/15/26	12,532
4,146	7.000	03/15/27	4,868
100,582	7.000	11/15/27	118,115
5,084	7.000	01/15/28	6,003
35,806	7.000	02/15/28	42,278
14,865	7.000	03/15/28	17,552
3,995	7.000	04/15/28	4,717
562	7.000	05/15/28	663
10,274	7.000	06/15/28	12,130
21,105	7.000	07/15/28	24,920
14,677	7.000	08/15/28	17,330
37,210	7.000	09/15/28	43,936
4,253	7.000	11/15/28	5,022
4,902	7.500	11/15/30	5,623
616	7.000	12/15/31	728
563,587	6.000	08/20/34	639,041

			988,779

TOTAL FEDERAL AGENCIES			$44,058,161

TOTAL MORTGAGE-BACKED OBLIGATIONS			$61,917,542

Agency Debentures — 4.1%
FHLMC
$800,000	0.700%	11/04/13	$799,826
300,000	4.375	01/15/14	418,395
1,000,000	1.000	03/08/17	988,764
1,100,000	2.375	01/13/22	1,079,781

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Agency Debentures — (continued)
FNMA
	$1,600,000	0.625%	10/30/14	$1,603,202
Tennessee Valley Authority(f)
	900,000	5.375	04/01/56	1,115,181

TOTAL AGENCY DEBENTURES				$6,005,149

Asset-Backed Securities — 3.0%
Home Equity — 0.2%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	$135,183	7.000%	09/25/37	$97,994
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	179,826	7.000	09/25/37	133,024

				231,018

Student Loans(a) — 2.8%
Brazos Higher Education Authority Series 2011-1, Class A2
	1,000,000	1.291	02/25/30	987,880
Brazos Higher Education Authority Series 2011-2, Class A2
	800,000	1.410	07/25/29	791,325
College Loan Corp. Trust Series 2006-1, Class A3
	1,000,000	0.650	10/25/25	975,498
GCO Education Loan Funding Trust Series 2006-1, Class A10L
	100,000	0.681	02/27/28	85,428
GCO Education Loan Funding Trust Series 2006-1, Class A11L
	100,000	0.721	05/25/36	81,481
Goal Capital Funding Trust Series 2010-1, Class A(b)
	253,931	1.191	08/25/48	243,241
Knowledgeworks Foundation Series 2010-1, Class A
	264,691	1.441	02/25/42	259,186
Missouri Higher Education Loan Authority Asset-Backed Notes Series 2010 A-1(a)(g)
	753,903	1.441	05/25/12	742,205

				4,166,244

TOTAL ASSET-BACKED SECURITIES				$4,397,262

Foreign Debt Obligations — 7.7%
Sovereign — 7.3%
Colombia Government International Bond
	$580,000	4.375%	07/12/21	$632,200
Federal Republic of Brazil
	220,000	8.250	01/20/34	331,650
	200,000	7.125	01/20/37	273,000
Indonesia Government International Bond
	230,000	8.500	10/12/35	340,975
Malaysia Government Bond Series 0211
MYR	1,220,000	3.434	08/15/14	401,065
United Kingdom Gilt
GBP	4,200,000	4.500	03/07/13	6,969,284
	1,000,000	2.750	01/22/15	1,697,789

				10,645,963

Supranational — 0.4%
North American Development Bank
	$600,000	4.375	02/11/20	658,757

TOTAL FOREIGN DEBT OBLIGATIONS				$11,304,720

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 1.0%
California — 0.2%
California State Various Purpose GO Bonds Series 2010
$140,000	7.950%	03/01/36	$162,290
105,000	7.625	03/01/40	136,758

			299,048

Illinois — 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
250,000	7.350	07/01/35	292,650

New York — 0.4%
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
475,000	5.600	09/01/20	532,038

Ohio — 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
250,000	6.270	02/15/50	275,560

TOTAL MUNICIPAL DEBT OBLIGATIONS			$1,399,296

Government Guarantee Obligations(h) — 5.0%
Achmea Hypotheekbank NV(b)
$791,000	3.200%	11/03/14	$826,839
BRFkredit AS(b)
1,700,000	2.050	04/15/13	1,722,010
Commonwealth Bank of Australia(b)
700,000	2.500	12/10/12	708,377
FIH Erhvervsbank A/S(b)
1,400,000	1.750	12/06/12	1,410,686
Landwirtschaftliche Rentenbank
1,400,000	4.125	07/15/13	1,461,817
LeasePlan Corp. NV(b)
700,000	3.000	05/07/12	701,706
Swedbank AB(b)
200,000	2.900	01/14/13	203,405
Westpac Securities NZ Ltd.(b)
200,000	2.500	05/25/12	200,492

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$7,235,332

U.S. Treasury Obligations — 25.3%
United States Treasury Bonds
$100,000	5.000%	05/15/37	$130,986
500,000	4.250	11/15/40	588,635
100,000	4.750	02/15/41	127,402
400,000	4.375	05/15/41	480,720
1,600,000	3.125	11/15/41	1,534,192
800,000	3.125	02/15/42	766,688
United States Treasury Inflation-Protected Securities
252,130	3.000	07/15/12	257,881
107,238	0.625	04/15/13	110,070
122,671	2.000	01/15/14	131,143
949,656	1.625	01/15/15	1,035,125
116,531	1.875	07/15/15	129,968

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes
$6,700,000	0.250%	10/31/13	$6,694,238
2,900,000	0.125	12/31/13	2,890,082
5,900,000	0.625	07/15/14	5,928,910
1,200,000	0.375	11/15/14	1,197,048
3,100,000	0.250	12/15/14	3,081,276
1,000,000	0.250	01/15/15	993,590
3,000,000	0.250	02/15/15	2,978,670
1,500,000	1.000	10/31/16	1,503,645
200,000	0.875	12/31/16	198,958
2,000,000	0.875	01/31/17	1,987,620
1,000,000	1.000	03/31/17	997,770
800,000	1.500	03/31/19	793,872
1,100,000	2.000	11/15/21	1,082,807
1,300,000	2.000	02/15/22	1,274,910

TOTAL U.S. TREASURY OBLIGATIONS			$36,896,206

TOTAL INVESTMENTS — 109.7%			$159,836,319

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%			(14,190,469)

NET ASSETS — 100.0%			$145,645,850

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $19,241,910, which represents approximately 13.2% of net assets as of March 31, 2012.

(c) Securities with ‘‘call’’ features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Securities with ‘‘put’’ features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at March 31, 2012.

(e) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $25,452,814 which represents approximately 17.5% of net assets as of March 31, 2012.

(f) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g) Maturity date disclosed is the next interest reset date.

(h) Guaranteed by a foreign government until maturity.

Investment Abbreviations:
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
RB	—	Revenue Bond
REMIC	—	Real Estate Mortgage Investment Conduit
RMKT	—	Remarketed
UK	—	United Kingdom

Currency Abbreviations:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Settlement	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Bank of America NA	EUR/CAD	06/20/12	$102,823	$1,593
	JPY/USD	06/20/12	184,739	739
Barclays Bank PLC	EUR/USD	06/20/12	193,136	3,433
Citibank NA	CAD/AUD	06/20/12	42,672	676
	EUR/JPY	06/20/12	94,732	1,180
	EUR/NZD	06/20/12	92,064	1,048
	EUR/USD	06/20/12	159,657	1,798
	JPY/USD	06/20/12	92,132	132
	USD/AUD	06/20/12	89,333	1,430
	USD/JPY	06/20/12	274,375	2,625
Credit Suisse International	CHF/USD	06/20/12	42,128	466
	EUR/CAD	06/20/12	81,481	1,200
	EUR/USD	06/20/12	197,395	1,288
	JPY/EUR	06/20/12	92,168	104
	USD/JPY	06/20/12	91,537	463
Deutsche Bank Securities, Inc.	CHF/USD	06/20/12	93,470	1,470
	EUR/JPY	06/20/12	104,424	2,131
	GBP/USD	06/20/12	92,721	717
	NZD/USD	06/20/12	64,421	565
HSBC Bank PLC	EUR/NOK	06/20/12	188,131	747
	NOK/EUR	06/20/12	92,622	558
	USD/CAD	06/20/12	91,716	284
JPMorgan Chase Bank NA	AUD/USD	06/20/12	91,387	275
	CHF/USD	06/20/12	85,448	643
	EUR/AUD	06/20/12	96,262	2,436
	GBP/USD	06/20/12	94,350	1,572
	JPY/USD	06/20/12	185,467	2,467
	USD/NZD	06/20/12	63,517	513
Morgan Stanley Co., Inc.	EUR/USD	06/20/12	122,765	2,069
	USD/CAD	06/20/12	80,553	447
	USD/JPY	06/20/12	368,814	186
Royal Bank of Canada	CAD/USD	06/20/12	93,296	296
	EUR/USD	06/20/12	106,454	1,295
	USD/CAD	06/20/12	272,048	1,952
Royal Bank of Scotland	JPY/AUD	06/20/12	91,992	1,632
	JPY/EUR	06/20/12	92,596	532
	JPY/USD	06/20/12	93,372	1,372
	NOK/EUR	06/20/12	554,483	2,099
	SEK/EUR	06/20/12	245,679	1,509
	USD/CAD	06/20/12	92,301	699
State Street Bank	CAD/USD	06/20/12	183,408	408
	CHF/AUD	06/20/12	111,841	4,025
	EUR/CHF	06/20/12	182,794	13
	EUR/USD	06/20/12	105,335	555
	JPY/USD	06/20/12	185,580	1,580
	USD/AUD	06/20/12	96,156	1,259
	USD/JPY	06/20/12	91,644	356
UBS AG	EUR/USD	06/20/12	91,110	1,174
	JPY/USD	06/20/12	185,929	1,929
	NOK/EUR	06/20/12	92,322	258
	SEK/NZD	06/20/12	75,255	1,967
	SEK/USD	06/20/12	114,018	3,618
	USD/AUD	06/20/12	57,502	1,175
	USD/JPY	06/20/12	91,262	1,426

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

	Contracts to	Settlement	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Westpac Banking Corp.	JPY/USD	06/20/12	$92,360	$360
	USD/AUD	06/20/12	361,440	2,890
	USD/JPY	06/20/12	1,069,857	17,894

TOTAL				$87,528

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Settlement	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Bank of America NA	JPY/USD	06/20/12	$91,195	$(805)
Barclays Bank PLC	USD/EUR	04/02/12	514,152	(3,300)
	USD/EUR	05/11/12	514,244	(2,094)
	USD/EUR	06/20/12	194,530	(1,862)
	USD/JPY	06/20/12	92,096	(96)
Citibank NA	AUD/USD	06/20/12	179,693	(1,291)
	CAD/USD	06/20/12	90,495	(505)
	JPY/EUR	06/20/12	92,269	(2,249)
	JPY/USD	06/20/12	91,383	(617)
	USD/EUR	06/20/12	67,395	(1,453)
	USD/GBP	06/20/12	92,721	(793)
	USD/NZD	06/20/12	109,933	(595)
Credit Suisse International	USD/EUR	06/20/12	283,867	(4,742)
	USD/GBP	06/20/12	94,319	(1,493)
Deutsche Bank Securities, Inc.	CHF/NZD	06/20/12	91,826	(191)
	JPY/CAD	06/20/12	91,229	(852)
	JPY/EUR	06/20/12	100,013	(2,632)
	NZD/USD	06/20/12	465,751	(1,992)
HSBC Bank PLC	USD/EUR	06/20/12	192,091	(2,521)
	USD/NOK	06/20/12	302,857	(2,857)
JPMorgan Chase Bank NA	AUD/USD	06/20/12	90,360	(902)
	JPY/USD	06/20/12	91,670	(1,330)
	NOK/EUR	06/20/12	92,005	(59)
	USD/CHF	06/20/12	92,076	(1,076)
	USD/GBP	04/19/12	8,791,314	(156,188)
	USD/GBP	06/20/12	94,320	(1,600)
	USD/JPY	06/20/12	183,041	(41)
Morgan Stanley Co., Inc.	EUR/SEK	06/20/12	545,625	(4,132)
Royal Bank of Canada	CAD/EUR	06/20/12	91,995	(69)
	CAD/USD	06/20/12	1,262,988	(7,291)
	GBP/EUR	06/20/12	92,810	(588)
Royal Bank of Scotland	AUD/CAD	06/20/12	90,360	(22)
	AUD/USD	06/20/12	89,333	(1,501)
	USD/JPY	06/20/12	48,494	(494)
State Street Bank	JPY/USD	06/20/12	146,107	(893)
	USD/CHF	06/20/12	560,026	(7,026)
	USD/EUR	06/20/12	183,885	(3,704)
	USD/GBP	06/20/12	94,320	(961)
UBS AG	AUD/JPY	06/20/12	90,360	(157)
	CAD/USD	06/20/12	90,737	(263)
	NOK/USD	06/20/12	579,370	(5,724)
	USD/CHF	06/20/12	87,241	(1,145)
	USD/GBP	06/20/12	96,065	(1,895)
Westpac Banking Corp.	AUD/USD	06/20/12	359,386	(2,996)
	NZD/USD	06/20/12	141,691	(2,337)
	USD/NZD	06/20/12	91,203	(324)

TOTAL				$(235,658)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2012, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(e)	Date	Amount	Value

FNMA (Proceeds Receivable: $8,493,750)	4.500%	TBA-30yr	05/14/12	$(8,000,000)	$(8,496,250)

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Euro-Bund	11	June 2012	$2,031,745	$13,147
Eurodollars	73	September 2014	18,039,213	(9,513)
Eurodollars	(73)	September 2015	(17,905,987)	15,880
U.S. Long Bond	21	June 2012	2,892,750	22,045
U.S. Ultra Long Treasury Bonds	13	June 2012	1,962,594	(94,767)
5 Year U.S. Treasury Notes	95	June 2012	11,641,211	(33,345)
10 Year U.S. Treasury Notes	35	June 2012	4,531,953	5,591

TOTAL				$(80,962)

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$157,826,789

Gross unrealized gain	4,092,296
Gross unrealized loss	(2,082,766)

Net unrealized security gain	$2,009,530

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 99.1%
Automobiles & Components — 0.7%
1,600	BorgWarner, Inc.*	$134,944
54,513	Ford Motor Co.	680,867
3,200	Harley-Davidson, Inc.	157,056
9,785	Johnson Controls, Inc.	317,817
3,800	The Goodyear Tire & Rubber Co.*	42,636

		1,333,320

Banks — 2.9%
9,900	BB&T Corp.	310,761
2,850	Comerica, Inc.	92,226
12,976	Fifth Third Bancorp	182,313
3,534	First Horizon National Corp.	36,683
7,800	Hudson City Bancorp, Inc.	57,018
12,749	Huntington Bancshares, Inc.	82,231
13,400	KeyCorp	113,900
1,816	M&T Bank Corp.	157,774
5,400	People’s United Financial, Inc.	71,496
7,504	PNC Financial Services Group, Inc.	483,933
17,798	Regions Financial Corp.	117,289
7,572	SunTrust Banks, Inc.	183,015
27,051	U.S. Bancorp	856,976
75,009	Wells Fargo & Co.	2,560,807
2,800	Zions Bancorporation	60,088

		5,366,510

Capital Goods — 8.2%
9,933	3M Co.	886,123
9,171	Caterpillar, Inc.	976,895
2,254	Cooper Industries PLC	144,143
2,739	Cummins, Inc.	328,790
8,200	Danaher Corp.	459,200
5,679	Deere & Co.	459,431
2,601	Dover Corp.	163,707
4,800	Eaton Corp.	239,184
10,418	Emerson Electric Co.	543,611
4,225	Fastenal Co.	228,573
800	Flowserve Corp.	92,408
2,482	Fluor Corp.	149,019
5,106	General Dynamics Corp.	374,678
150,491	General Electric Co.	3,020,354
1,737	Goodrich Corp.	217,889
11,008	Honeywell International, Inc.	672,039
6,869	Illinois Tool Works, Inc.	392,357
4,200	Ingersoll-Rand PLC	173,670
1,800	Jacobs Engineering Group, Inc.*	79,866
1,500	Joy Global, Inc.	110,250
1,400	L-3 Communications Holdings, Inc.	99,078
3,768	Lockheed Martin Corp.	338,593
5,400	Masco Corp.	72,198
3,592	Northrop Grumman Corp.	219,399
4,993	PACCAR, Inc.	233,822
1,700	Pall Corp.	101,371
2,154	Parker Hannifin Corp.	182,121
2,049	Precision Castparts Corp.	354,272
3,000	Quanta Services, Inc.*	62,700
4,876	Raytheon Co.	257,355
2,000	Rockwell Automation, Inc.	159,400
2,160	Rockwell Collins, Inc.	124,330
1,400	Roper Industries, Inc.	138,824
903	Snap-On, Inc.	55,056

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
2,452	Stanley Black & Decker, Inc.	$188,706
3,939	Textron, Inc.	109,622
10,667	The Boeing Co.	793,305
6,562	Tyco International Ltd.	368,653
13,006	United Technologies Corp.	1,078,718
833	W.W. Grainger, Inc.	178,937
2,800	Xylem, Inc.	77,700

		14,906,347

Commercial & Professional Services — 0.5%
1,434	Avery Dennison Corp.	43,206
1,600	Cintas Corp.	62,592
700	Dun & Bradstreet Corp.	59,311
1,750	Equifax, Inc.	77,455
2,600	Iron Mountain, Inc.	74,880
3,100	Pitney Bowes, Inc.	54,498
2,800	R.R. Donnelley & Sons Co.	34,692
4,610	Republic Services, Inc.	140,882
1,957	Robert Half International, Inc.	59,297
1,204	Stericycle, Inc.*	100,703
6,649	Waste Management, Inc.	232,449

		939,965

Consumer Durables & Apparel — 1.0%
4,082	Coach, Inc.	315,457
3,600	D.R. Horton, Inc.	54,612
1,000	Harman International Industries, Inc.	46,810
1,721	Hasbro, Inc.	63,195
2,100	Leggett & Platt, Inc.	48,321
2,200	Lennar Corp. Class A	59,796
4,812	Mattel, Inc.	161,972
4,133	Newell Rubbermaid, Inc.	73,609
5,267	NIKE, Inc. Class B	571,153
4,513	Pulte Group, Inc.*	39,940
900	Ralph Lauren Corp.	156,897
1,242	VF Corp.	181,307
1,059	Whirlpool Corp.	81,395

		1,854,464

Consumer Services — 2.1%
1,600	Apollo Group, Inc. Class A*	61,824
6,600	Carnival Corp.	211,728
450	Chipotle Mexican Grill, Inc.*	188,100
1,920	Darden Restaurants, Inc.	98,227
900	DeVry, Inc.	30,483
4,300	H&R Block, Inc.	70,821
4,400	International Game Technology	73,876
3,767	Marriott International, Inc. Class A	142,581
14,419	McDonald’s Corp.	1,414,504
10,656	Starbucks Corp.	595,564
2,800	Starwood Hotels & Resorts Worldwide, Inc.	157,948
2,126	Wyndham Worldwide Corp.	98,880
1,100	Wynn Resorts Ltd.	137,368
6,597	Yum! Brands, Inc.	469,575

		3,751,479

Diversified Financials — 6.3%
14,417	American Express Co.	834,168
3,223	Ameriprise Financial, Inc.	184,130

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
153,326	Bank of America Corp.	$1,467,330
1,400	BlackRock, Inc.	286,860
7,874	Capital One Financial Corp.	438,897
41,581	Citigroup, Inc.	1,519,786
939	CME Group, Inc.	271,681
7,517	Discover Financial Services	250,617
3,050	E*Trade Financial Corp.*	33,397
1,456	Federated Investors, Inc. Class B	32,629
2,030	Franklin Resources, Inc.	251,781
1,032	IntercontinentalExchange, Inc.*	141,817
6,400	Invesco Ltd.	170,688
54,328	JPMorgan Chase & Co.	2,498,001
1,900	Legg Mason, Inc.	53,067
2,900	Leucadia National Corp.	75,690
2,900	Moody’s Corp.	122,090
21,447	Morgan Stanley	421,219
3,500	Northern Trust Corp.	166,075
3,800	NYSE Euronext	114,038
7,171	SLM Corp.	113,015
6,870	State Street Corp.	312,585
3,600	T. Rowe Price Group, Inc.	235,080
17,015	The Bank of New York Mellon Corp.	410,572
14,642	The Charles Schwab Corp.	210,405
7,025	The Goldman Sachs Group, Inc.(a)	873,699
1,900	The NASDAQ OMX Group, Inc.*	49,210

		11,538,527

Energy — 11.1%
3,300	Alpha Natural Resources, Inc.*	50,193
7,068	Anadarko Petroleum Corp.	553,707
5,427	Apache Corp.	545,088
6,291	Baker Hughes, Inc.	263,844
2,949	Cabot Oil & Gas Corp.	91,920
3,500	Cameron International Corp.*	184,905
9,417	Chesapeake Energy Corp.	218,192
28,083	Chevron Corp.	3,011,621
18,171	ConocoPhillips	1,381,178
3,200	Consol Energy, Inc.	109,120
5,700	Denbury Resources, Inc.*	103,911
5,732	Devon Energy Corp.	407,660
969	Diamond Offshore Drilling, Inc.	64,681
11,114	El Paso Corp.	328,419
3,781	EOG Resources, Inc.	420,069
2,200	EQT Corp.	106,062
67,083	Exxon Mobil Corp.	5,818,108
3,393	FMC Technologies, Inc.*	171,075
13,093	Halliburton Co.	434,557
1,500	Helmerich & Payne, Inc.	80,925
4,300	Hess Corp.	253,485
10,148	Marathon Oil Corp.	321,692
4,899	Marathon Petroleum Corp.	212,421
2,800	Murphy Oil Corp.	157,556
4,032	Nabors Industries Ltd.*	70,520
6,018	National Oilwell Varco, Inc.	478,250
1,900	Newfield Exploration Co.*	65,892
3,700	Noble Corp.*	138,639
2,520	Noble Energy, Inc.	246,405
11,509	Occidental Petroleum Corp.	1,096,002
4,006	Peabody Energy Corp.	116,014
1,700	Pioneer Natural Resources Co.	189,703
2,476	QEP Resources, Inc.	75,518

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
2,300	Range Resources Corp.	$133,722
1,800	Rowan Companies, Inc.*	59,274
19,027	Schlumberger Ltd.	1,330,558
5,100	Southwestern Energy Co.*	156,060
9,242	Spectra Energy Corp.	291,585
1,500	Sunoco, Inc.	57,225
1,900	Tesoro Corp.*	50,996
8,445	The Williams Companies, Inc.	260,190
7,987	Valero Energy Corp.	205,825
2,881	WPX Energy, Inc.*	51,887

		20,364,654

Food & Staples Retailing — 2.2%
6,174	Costco Wholesale Corp.	560,599
18,573	CVS Caremark Corp.	832,070
3,900	Safeway, Inc.	78,819
3,373	SUPERVALU, Inc.	19,260
8,200	Sysco Corp.	244,852
8,075	The Kroger Co.	195,657
12,310	Walgreen Co.	412,262
24,858	Wal-Mart Stores, Inc.	1,521,310
2,300	Whole Foods Market, Inc.	191,360

		4,056,189

Food, Beverage & Tobacco — 6.2%
29,047	Altria Group, Inc.	896,681
9,324	Archer-Daniels-Midland Co.	295,198
2,200	Beam, Inc.	128,854
1,450	Brown-Forman Corp. Class B	120,916
2,500	Campbell Soup Co.	84,625
4,439	Coca-Cola Enterprises, Inc.	126,955
6,000	ConAgra Foods, Inc.	157,560
2,400	Constellation Brands, Inc. Class A*	56,616
2,600	Dean Foods Co.*	31,486
3,000	Dr. Pepper Snapple Group, Inc.	120,630
9,224	General Mills, Inc.	363,887
4,606	H.J. Heinz Co.	246,651
2,100	Hormel Foods Corp.	61,992
3,542	Kellogg Co.	189,957
25,250	Kraft Foods, Inc. Class A	959,752
1,839	Lorillard, Inc.	238,114
1,900	McCormick & Co., Inc.	103,417
2,902	Mead Johnson Nutrition Co.	239,357
2,300	Molson Coors Brewing Co. Class B	104,075
22,430	PepsiCo, Inc.	1,488,231
24,533	Philip Morris International, Inc.	2,173,869
4,790	Reynolds American, Inc.	198,498
8,600	Sara Lee Corp.	185,158
32,174	The Coca-Cola Co.	2,381,198
2,200	The Hershey Co.	134,926
1,634	The J.M. Smucker Co.	132,942
4,081	Tyson Foods, Inc. Class A	78,151

		11,299,696

Health Care Equipment & Services — 3.9%
4,895	Aetna, Inc.	245,533
3,660	AmerisourceBergen Corp.	145,229
8,026	Baxter International, Inc.	479,794
2,923	Becton, Dickinson and Co.	226,971
20,746	Boston Scientific Corp.*	124,061

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
1,167	C. R. Bard, Inc.	$115,206
5,032	Cardinal Health, Inc.	216,929
3,116	CareFusion Corp.*	80,798
2,070	Cerner Corp.*	157,651
3,919	Cigna Corp.	193,011
2,100	Coventry Health Care, Inc.	74,697
6,856	Covidien PLC	374,886
1,300	DaVita, Inc.*	117,221
1,990	DENTSPLY International, Inc.	79,859
1,594	Edwards Lifesciences Corp.*	115,932
6,974	Express Scripts, Inc.*	377,851
2,300	Humana, Inc.	212,704
547	Intuitive Surgical, Inc.*	296,337
1,412	Laboratory Corp. of America Holdings*	129,254
3,464	McKesson Corp.	304,035
5,587	Medco Health Solutions, Inc.*	392,766
14,782	Medtronic, Inc.	579,307
1,381	Patterson Companies, Inc.	46,125
2,300	Quest Diagnostics, Inc.	140,645
4,502	St. Jude Medical, Inc.	199,484
4,700	Stryker Corp.	260,756
5,750	Tenet Healthcare Corp.*	30,532
14,870	UnitedHealth Group, Inc.	876,438
1,586	Varian Medical Systems, Inc.*	109,371
4,717	WellPoint, Inc.	348,115
2,517	Zimmer Holdings, Inc.	161,793

		7,213,291

Household & Personal Products — 2.3%
6,400	Avon Products, Inc.	123,904
6,868	Colgate-Palmolive Co.	671,553
5,640	Kimberly-Clark Corp.	416,740
1,900	The Clorox Co.	130,625
3,200	The Estee Lauder Companies, Inc. Class A	198,208
39,130	The Procter & Gamble Co.	2,629,927

		4,170,957

Insurance — 3.5%
4,800	ACE Ltd.	351,360
6,715	Aflac, Inc.	308,823
7,741	American International Group, Inc.*	238,655
4,650	Aon Corp.	228,129
1,200	Assurant, Inc.	48,600
25,033	Berkshire Hathaway, Inc. Class B*	2,031,428
2,368	Cincinnati Financial Corp.	81,720
6,800	Genworth Financial, Inc. Class A*	56,576
6,473	Hartford Financial Services Group, Inc.	136,451
4,058	Lincoln National Corp.	106,969
4,346	Loews Corp.	173,275
7,739	Marsh & McLennan Companies, Inc.	253,762
15,181	MetLife, Inc.	567,010
4,273	Principal Financial Group, Inc.	126,096
6,713	Prudential Financial, Inc.	425,537
7,238	The Allstate Corp.	238,275
3,841	The Chubb Corp.	265,451
8,882	The Progressive Corp.	205,885
5,684	The Travelers Companies, Inc.	336,493

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
1,511	Torchmark Corp.	$75,323
4,118	Unum Group	100,809
4,524	XL Group PLC	98,125

		6,454,752

Materials — 3.4%
3,013	Air Products & Chemicals, Inc.	276,593
1,000	Airgas, Inc.	88,970
15,268	Alcoa, Inc.	152,985
1,487	Allegheny Technologies, Inc.	61,220
2,300	Ball Corp.	98,624
1,600	Bemis Co., Inc.	51,664
890	CF Industries Holdings, Inc.	162,559
2,094	Cliffs Natural Resources, Inc.	145,030
13,238	E.I. du Pont de Nemours & Co.	700,290
2,000	Eastman Chemical Co.	103,380
4,112	Ecolab, Inc.	253,793
1,000	FMC Corp.	105,860
13,536	Freeport-McMoRan Copper & Gold, Inc.	514,910
1,200	International Flavors & Fragrances, Inc.	70,320
6,359	International Paper Co.	223,201
2,498	MeadWestvaco Corp.	78,912
7,654	Monsanto Co.	610,483
7,087	Newmont Mining Corp.	363,351
4,600	Nucor Corp.	197,570
2,500	Owens-Illinois, Inc.*	58,350
2,210	PPG Industries, Inc.	211,718
4,222	Praxair, Inc.	484,010
2,616	Sealed Air Corp.	50,515
1,700	Sigma-Aldrich Corp.	124,202
16,913	The Dow Chemical Co.	585,866
4,100	The Mosaic Co.	226,689
1,218	The Sherwin-Williams Co.	132,360
1,500	Titanium Metals Corp.	20,340
1,968	United States Steel Corp.	57,800
1,800	Vulcan Materials Co.	76,914

		6,288,479

Media — 3.1%
3,200	Cablevision Systems Corp. Class A	46,976
9,164	CBS Corp. Class B	310,751
38,398	Comcast Corp. Class A	1,152,324
9,639	DIRECTV Class A*	475,588
3,700	Discovery Communications, Inc. Class A*	187,220
3,271	Gannett Co., Inc.	50,145
30,586	News Corp. Class A	602,239
3,894	Omnicom Group, Inc.	197,231
1,300	Scripps Networks Interactive, Inc. Class A	63,297
6,071	The Interpublic Group of Companies, Inc.	69,270
3,960	The McGraw-Hill Companies, Inc.	191,941
25,404	The Walt Disney Co.	1,112,187
63	The Washington Post Co. Class B	23,535
4,496	Time Warner Cable, Inc.	366,424
13,771	Time Warner, Inc.	519,855

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
7,644	Viacom, Inc. Class B	$362,784

		5,731,767

Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
22,340	Abbott Laboratories	1,369,219
4,896	Agilent Technologies, Inc.	217,921
4,305	Allergan, Inc.	410,826
11,196	Amgen, Inc.	761,216
3,355	Biogen Idec, Inc.*	422,629
23,926	Bristol-Myers Squibb Co.	807,503
6,200	Celgene Corp.*	480,624
14,642	Eli Lilly & Co.	589,633
3,900	Forest Laboratories, Inc.*	135,291
10,700	Gilead Sciences, Inc.*	522,695
2,290	Hospira, Inc.*	85,623
39,033	Johnson & Johnson	2,574,617
2,470	Life Technologies Corp.*	120,585
43,288	Merck & Co., Inc.	1,662,259
6,052	Mylan, Inc.*	141,919
1,500	PerkinElmer, Inc.	41,490
1,319	Perrigo Co.	136,266
107,188	Pfizer, Inc.	2,428,880
5,168	Thermo Fisher Scientific, Inc.	291,372
1,300	Waters Corp.*	120,458
1,800	Watson Pharmaceuticals, Inc.*	120,708

		13,441,734

Real Estate — 2.0%
5,640	American Tower Corp. (REIT)	355,433
1,780	Apartment Investment & Management Co. Class A (REIT)	47,010
1,291	AvalonBay Communities, Inc. (REIT)	182,483
2,127	Boston Properties, Inc. (REIT)	223,314
4,500	CBRE Group, Inc. Class A*	89,820
4,257	Equity Residential (REIT)	266,573
5,900	HCP, Inc. (REIT)	232,814
2,700	Health Care REIT, Inc. (REIT)	148,392
10,052	Host Hotels & Resorts, Inc. (REIT)	165,054
5,700	Kimco Realty Corp. (REIT)	109,782
2,300	Plum Creek Timber Co., Inc. (REIT)	95,588
6,565	ProLogis, Inc. (REIT)	236,471
2,051	Public Storage (REIT)	283,387
4,386	Simon Property Group, Inc. (REIT)	638,952
4,200	Ventas, Inc. (REIT)	239,820
2,622	Vornado Realty Trust (REIT)	220,772
7,555	Weyerhaeuser Co. (REIT)	165,606

		3,701,271

Retailing — 3.9%
1,277	Abercrombie & Fitch Co. Class A	63,352
5,210	Amazon.com, Inc.*	1,055,077
672	AutoNation, Inc.*	23,056
379	AutoZone, Inc.*	140,912
3,424	Bed Bath & Beyond, Inc.*	225,196
3,850	Best Buy Co., Inc.	91,168
900	Big Lots, Inc.*	38,718
3,200	CarMax, Inc.*	110,880
1,699	Dollar Tree, Inc.*	160,539

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
1,300	Expedia, Inc.	$43,472
1,700	Family Dollar Stores, Inc.	107,576
1,900	GameStop Corp. Class A	41,496
2,240	Genuine Parts Co.	140,560
2,000	J.C. Penney Co., Inc.	70,860
3,619	Kohl’s Corp.	181,059
3,600	Limited Brands, Inc.	172,800
17,541	Lowe’s Companies, Inc.	550,437
6,013	Macy’s, Inc.	238,896
800	Netflix, Inc.*	92,032
2,324	Nordstrom, Inc.	129,493
1,800	O’Reilly Automotive, Inc.*	164,430
707	Priceline.com, Inc.*	507,273
3,156	Ross Stores, Inc.	183,364
500	Sears Holdings Corp.*	33,125
9,897	Staples, Inc.	160,133
9,639	Target Corp.	561,665
4,650	The Gap, Inc.	121,551
22,026	The Home Depot, Inc.	1,108,128
1,800	Tiffany & Co.	124,434
10,786	TJX Companies, Inc.	428,312
1,200	TripAdvisor, Inc.*	42,804
1,600	Urban Outfitters, Inc.*	46,576

		7,159,374

Semiconductors & Semiconductor Equipment — 2.4%
8,100	Advanced Micro Devices, Inc.*	64,962
4,570	Altera Corp.	181,977
4,200	Analog Devices, Inc.	169,680
18,122	Applied Materials, Inc.	225,438
7,050	Broadcom Corp. Class A*	277,065
780	First Solar, Inc.*	19,539
71,305	Intel Corp.	2,004,384
2,366	KLA-Tencor Corp.	128,758
3,200	Linear Technology Corp.	107,840
7,900	LSI Corp.*	68,572
2,700	Microchip Technology, Inc.	100,440
13,543	Micron Technology, Inc.*	109,698
965	Novellus Systems, Inc.*	48,163
8,450	NVIDIA Corp.*	130,045
2,800	Teradyne, Inc.*	47,292
16,272	Texas Instruments, Inc.	546,902
3,700	Xilinx, Inc.	134,791

		4,365,546

Software & Services — 9.5%
9,200	Accenture PLC Class A	593,400
7,015	Adobe Systems, Inc.*	240,685
2,600	Akamai Technologies, Inc.*	95,420
3,200	Autodesk, Inc.*	135,424
7,000	Automatic Data Processing, Inc.	386,330
2,200	BMC Software, Inc.*	88,352
5,204	CA, Inc.	143,422
2,700	Citrix Systems, Inc.*	213,057
4,335	Cognizant Technology Solutions Corp. Class A*	333,578
2,200	Computer Sciences Corp.	65,868
16,444	eBay, Inc.*	606,619
4,900	Electronic Arts, Inc.*	80,752
3,200	Fidelity National Information Services, Inc.	105,984
1,950	Fiserv, Inc.*	135,311

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
3,612	Google, Inc. Class A*	$2,316,159
16,459	International Business Machines Corp.	3,434,170
4,265	Intuit, Inc.	256,454
1,520	Mastercard, Inc. Class A	639,221
106,191	Microsoft Corp.	3,424,660
55,735	Oracle Corp.	1,625,233
4,709	Paychex, Inc.	145,932
2,755	Red Hat, Inc.*	164,997
3,833	SAIC, Inc.*	50,596
1,900	Salesforce.com, Inc.*	293,569
10,612	Symantec Corp.*	198,444
2,378	Teradata Corp.*	162,061
9,019	The Western Union Co.	158,734
2,500	Total System Services, Inc.	57,675
2,206	VeriSign, Inc.	84,578
7,080	Visa, Inc. Class A	835,440
17,100	Yahoo!, Inc.*	260,262

		17,332,387

Technology Hardware & Equipment — 8.5%
2,355	Amphenol Corp. Class A	140,758
13,300	Apple, Inc.*	7,972,951
76,821	Cisco Systems, Inc.	1,624,764
21,525	Corning, Inc.	303,072
22,044	Dell, Inc.*	365,930
29,109	EMC Corp.*	869,777
1,134	F5 Networks, Inc.*	153,045
2,100	FLIR Systems, Inc.	53,151
1,700	Harris Corp.	76,636
28,123	Hewlett-Packard Co.	670,171
2,583	Jabil Circuit, Inc.	64,885
3,425	JDS Uniphase Corp.*	49,628
7,500	Juniper Networks, Inc.*	171,600
970	Lexmark International, Inc. Class A	32,243
2,025	Molex, Inc.	56,943
3,860	Motorola Mobility Holdings, Inc.*	151,466
4,154	Motorola Solutions, Inc.	211,148
5,122	NetApp, Inc.*	229,312
24,131	QUALCOMM, Inc.	1,641,391
3,500	SanDisk Corp.*	173,565
6,060	TE Connectivity Ltd.	222,705
3,312	Western Digital Corp.*	137,084
19,576	Xerox Corp.	158,174

		15,530,399

Telecommunication Services — 2.8%
84,273	AT&T, Inc.	2,631,846
8,909	CenturyLink, Inc.	344,333
3,600	Crown Castle International Corp.*	192,024
13,831	Frontier Communications Corp.	57,675
4,000	MetroPCS Communications, Inc.*	36,080
43,610	Sprint Nextel Corp.*	124,288
40,458	Verizon Communications, Inc.	1,546,709
7,681	Windstream Corp.	89,945

		5,022,900

Transportation — 1.8%
2,330	C.H. Robinson Worldwide, Inc.	152,592
15,186	CSX Corp.	326,803

Shares	Description	Value
Common Stocks — (continued)
Transportation — (continued)
3,014	Expeditors International of Washington, Inc.	$140,181
4,512	FedEx Corp.	414,923
4,635	Norfolk Southern Corp.	305,122
800	Ryder System, Inc.	42,240
11,518	Southwest Airlines Co.	94,908
6,820	Union Pacific Corp.	733,014
13,658	United Parcel Service, Inc. Class B	1,102,474

		3,312,257

Utilities — 3.4%
1,700	AGL Resources, Inc.	66,674
3,477	Ameren Corp.	113,281
6,891	American Electric Power Co., Inc.	265,855
6,298	CenterPoint Energy, Inc.	124,197
3,700	CMS Energy Corp.	81,400
4,200	Consolidated Edison, Inc.	245,364
8,100	Dominion Resources, Inc.	414,801
2,500	DTE Energy Co.	137,575
18,950	Duke Energy Corp.	398,139
4,674	Edison International	198,692
2,575	Entergy Corp.	173,040
12,057	Exelon Corp.	472,740
5,985	FirstEnergy Corp.	272,856
1,131	Integrys Energy Group, Inc.	59,932
5,899	NextEra Energy, Inc.	360,311
4,000	NiSource, Inc.	97,400
2,590	Northeast Utilities	96,141
3,400	NRG Energy, Inc.*	53,278
1,500	Oneok, Inc.	122,490
3,170	Pepco Holdings, Inc.	59,881
5,831	PG&E Corp.	253,124
1,534	Pinnacle West Capital Corp.	73,479
8,266	PPL Corp.	233,597
4,277	Progress Energy, Inc.	227,151
7,242	Public Service Enterprise Group, Inc.	221,678
1,731	SCANA Corp.	78,951
3,385	Sempra Energy	202,965
2,970	TECO Energy, Inc.	52,123
9,464	The AES Corp.*	123,694
12,278	The Southern Co.	551,650
3,400	Wisconsin Energy Corp.	119,612
6,909	Xcel Energy, Inc.	182,881

		6,134,952

TOTAL COMMON STOCKS		$181,271,217

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations(b)(c) — 0.1%
United States Treasury Bills
$65,000	0.000%	05/17/12	$64,996
60,000	0.000	06/21/12	59,991

TOTAL U.S. TREASURY OBLIGATIONS			$124,987

TOTAL INVESTMENTS — 99.2%			$181,396,204

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			1,516,114

NET ASSETS — 100.0%			$182,912,318

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

(b) Issued with a zero coupon. Income is recognized through the accretion of discount.

(c) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT —	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	24	June 2012	$1,683,840	$43,617

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$154,530,846

Gross unrealized gain	59,982,093
Gross unrealized loss	(33,116,735)

Net unrealized security gain	$26,865,358

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 51.0%
Adjustable Rate Non-Agency(a) — 1.1%
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
$410,878	2.583%	09/25/35	$276,219
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
348,690	2.760	08/19/36	193,414
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
320,655	2.761	07/25/35	293,971

			763,604

Collateralized Mortgage Obligations — 6.0%
Agency Multi-Family — 4.0%
FHLMC REMIC Structured Pass-Through Certificates Series K703, Class A2
$300,000	2.699%	05/25/18	$310,781
FHLMC REMIC Structured Pass-Through Certificates Series K705, Class A2
300,000	2.303	09/25/18	303,103
FNMA
196,201	2.800	03/01/18	204,062
494,523	3.740	05/01/18	538,098
110,000	3.840	05/01/18	119,567
400,000	4.506	06/01/19	444,916
98,481	3.416	10/01/20	104,420
98,528	3.632	12/01/20	105,462
394,339	3.763	12/01/20	424,326
GNMA
91,381	3.950	07/15/25	97,192

			2,651,927

Regular Floater — 0.6%
National Credit Union Administration Guaranteed Notes Series A1(a)
400,000	0.262	06/12/13	400,000

Sequential Fixed Rate — 1.4%
Banc of America Funding Corp. Series 2007-8, Class 2A1
524,227	7.000	10/25/37	340,672
National Credit Union Administration Guaranteed Notes Series 2010-C1, Class APT
287,790	2.650	10/29/20	297,503
National Credit Union Administration Guaranteed Notes Series A4
300,000	3.000	06/12/19	317,283

			955,458

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$4,007,385

Federal Agencies — 43.9%
Adjustable Rate FHLMC(a) — 0.7%
$400,722	2.375%	09/01/35	$426,321

Adjustable Rate FNMA(a) — 1.3%
169,880	2.091	05/01/33	177,302
414,612	2.458	05/01/35	438,336
257,419	2.628	12/01/35	274,312

			889,950

FHLMC — 0.0%
2,594	10.000	03/01/21	3,041

FNMA — 40.3%
48,599	5.000	03/01/18	52,462
21,935	5.000	06/01/18	23,678

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$487,586	5.500%	03/01/19	$530,803
10,147	8.000	09/01/21	11,717
9,682	5.000	04/01/23	10,459
33,766	5.000	06/01/23	36,476
544,435	5.500	05/01/25	593,404
286,031	4.000	10/01/31	304,062
72	6.000	03/01/32	80
2,577	6.000	05/01/33	2,872
15,348	5.000	08/01/33	16,655
1,336	6.000	12/01/33	1,491
1,056	6.000	12/01/34	1,172
34,475	5.000	04/01/35	37,547
1,696	6.000	04/01/35	1,879
3,690	6.000	02/01/36	4,075
9,615	6.500	03/01/36	10,793
114,391	5.000	02/01/41	124,280
97,192	5.000	05/01/41	105,123
657,985	5.000	10/01/41	716,206
1,000,000	3.000	TBA-15yr(b)	1,035,156
1,000,000	3.500	TBA-15yr(b)	1,048,594
2,000,000	3.500	TBA-30yr(b)	2,053,750
17,000,000	4.500	TBA-30yr(b)	18,081,095
2,000,000	6.000	TBA-30yr(b)	2,200,156

			27,003,985

GNMA — 1.6%
1,000,000	4.000	TBA-30yr(b)	1,073,047

TOTAL FEDERAL AGENCIES			$29,396,344

TOTAL MORTGAGE-BACKED OBLIGATIONS			$34,167,333

Agency Debentures — 17.3%
FFCB
$500,000	5.400%	06/08/17	$596,133
FHLB
800,000	1.750	12/14/12	808,358
800,000	0.210	01/04/13	799,988
200,000	5.625	06/11/21	250,301
FHLMC
700,000	0.500	01/24/14	698,654
1,000,000	1.375	02/25/14	1,018,620
500,000	0.375	02/27/14	499,505
1,500,000	4.500	04/02/14	1,618,600
500,000	1.000	03/08/17	494,382
500,000	2.375	01/13/22	490,810
FNMA
2,700,000	0.600	11/14/13	2,706,904
700,000	0.625	10/30/14	701,401
500,000	1.125	04/27/17	496,039
Tennessee Valley Authority
300,000	5.375 (c)	04/01/56	371,727

TOTAL AGENCY DEBENTURES			$11,551,422

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — 3.0%
Home Equity — 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$38,624	7.000%	09/25/37	$27,999
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
51,379	7.000	09/25/37	38,007

			66,006

Student Loans(a) — 2.9%
Brazos Higher Education Authority Series 2005-3, Class A14
128,547	0.584	09/25/23	127,156
Brazos Higher Education Authority Series 2011-1, Class A2
400,000	1.291	02/25/30	395,152
Brazos Higher Education Authority Series 2011-2, Class A2
400,000	1.410	07/25/29	395,662
Educational Services of America, Inc. Series 2012-1, Class A1(d)
500,000	1.684	09/25/40	496,375
Knowledgeworks Foundation Series 2010-1, Class A
264,691	1.441	02/25/42	259,186
SLM Student Loan Trust Series 2012-2, Class A
275,000	0.942	01/25/29	276,825

			1,950,356

TOTAL ASSET-BACKED SECURITIES			$2,016,362

Government Guarantee Obligations(e) — 8.2%
Ally Financial, Inc.
$1,100,000	1.750%	10/30/12	$1,109,748
Citigroup Funding, Inc.
1,300,000	1.875	10/22/12	1,312,007
600,000	1.875	11/15/12	606,070
Private Export Funding Corp.
2,000,000	3.550	04/15/13	2,067,177
U.S. Central Federal Credit Union
400,000	1.900	10/19/12	403,699

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$5,498,701

U.S. Treasury Obligations — 26.0%
United States Treasury Bonds
$100,000	4.250%	05/15/39	$117,758
100,000	4.375	11/15/39	120,102
100,000	4.375	05/15/40	120,121
100,000	4.750	02/15/41	127,402
800,000	4.375	05/15/41	961,440
300,000	3.125	02/15/42	287,508
United States Treasury Inflation-Protected Securities
126,065	3.000	07/15/12	128,940
107,238	0.625	04/15/13	110,070
122,671	2.000	01/15/14	131,143
360,747	2.000	07/15/14	393,045
118,707	1.625	01/15/15	129,391
233,062	1.875	07/15/15	259,936

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes
$1,800,000	1.000%	04/30/12	$1,801,116
1,500,000	0.250	11/30/13	1,498,425
2,600,000	0.125	12/31/13	2,591,108
1,600,000	0.625	07/15/14	1,607,840
3,600,000	0.250	12/15/14	3,578,256
200,000	0.250	01/15/15	198,718
300,000	0.250	02/15/15	297,867
700,000	1.000	10/31/16	701,701
200,000	0.875	12/31/16	198,958
200,000	0.875	02/28/17	198,584
300,000	1.375	12/31/18	296,814
500,000	1.500	03/31/19	496,170
1,100,000	2.000	11/15/21	1,082,807

TOTAL U.S. TREASURY OBLIGATIONS			$17,435,220

TOTAL INVESTMENTS — 105.5%			$70,669,038

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%			(3,721,341)

NET ASSETS — 100.0%			$66,947,697

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(b) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $25,491,798 which represents approximately 38.1% of net assets as of March 31, 2012.

(c) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $496,375, which represents approximately 0.7% of net assets as of March 31, 2012.

(e) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

Investment Abbreviations:
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
REMIC	—	Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At March 31, 2012, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(a)	Date	Amount	Value

FNMA (Proceeds Receivable: $5,310,937)	4.500%	TBA-30yr	05/14/12	$(5,000,000)	$(5,310,156)

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	48	September 2014	$11,861,400	$(6,071)
Eurodollars	(48)	September 2015	(11,773,800)	10,202
U.S. Long Bond	8	June 2012	1,102,000	7,268
U.S. Ultra Long Treasury Bonds	9	June 2012	1,358,719	(58,125)
5 Year U.S. Treasury Notes	75	June 2012	9,190,429	(25,246)
10 Year U.S. Treasury Notes	24	June 2012	3,107,625	(424)

TOTAL				$(72,396)

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$70,469,500

Gross unrealized gain	827,912
Gross unrealized loss	(628,374)

Net unrealized security gain	$199,538

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 99.6%
Banks — 1.5%
80,353	First Republic Bank*	$2,646,828

Capital Goods — 5.8%
81,360	Kennametal, Inc.	3,622,961
114,115	Quanta Services, Inc.*	2,385,003
17,182	Rockwell Automation, Inc.	1,369,405
31,922	Roper Industries, Inc.	3,165,386

		10,542,755

Commercial & Professional Services — 1.2%
94,393	Ritchie Bros Auctioneers, Inc.	2,242,778

Consumer Durables & Apparel — 6.0%
31,843	Deckers Outdoor Corp.*	2,007,701
14,224	Lululemon Athletica, Inc.*	1,062,249
163,372	Newell Rubbermaid, Inc.	2,909,655
48,161	PVH Corp.	4,302,222
3,616	Ralph Lauren Corp.	630,377

		10,912,204

Consumer Services — 4.1%
53,669	Coinstar, Inc.*	3,410,665
35,422	Dunkin’ Brands Group, Inc.	1,066,556
80,974	Marriott International, Inc. Class A	3,064,866

		7,542,087

Diversified Financials — 7.6%
24,586	IntercontinentalExchange, Inc.*	3,378,608
64,939	Lazard Ltd. Class A	1,854,658
63,114	MSCI, Inc. Class A*	2,323,226
60,632	Northern Trust Corp.	2,876,988
59,768	SLM Corp.	941,944
36,335	T. Rowe Price Group, Inc.	2,372,676

		13,748,100

Energy — 10.6%
72,183	Cameron International Corp.*	3,813,428
18,903	Core Laboratories NV	2,487,068
42,218	Dril-Quip, Inc.*	2,745,014
28,445	Pioneer Natural Resources Co.	3,174,178
44,914	Rosetta Resources, Inc.*	2,190,007
36,254	Southwestern Energy Co.*	1,109,372
68,081	Whiting Petroleum Corp.*	3,696,798

		19,215,865

Food, Beverage & Tobacco — 1.4%
18,217	The Hain Celestial Group, Inc.*	798,087
29,615	TreeHouse Foods, Inc.*	1,762,092

		2,560,179

Health Care Equipment & Services — 8.8%
42,449	C. R. Bard, Inc.	4,190,565
93,905	CareFusion Corp.*	2,434,957
23,802	Edwards Lifesciences Corp.*	1,731,119
38,564	Henry Schein, Inc.*	2,918,524
1,002	Intuitive Surgical, Inc.*	542,833
96,393	St. Jude Medical, Inc.	4,271,174

		16,089,172

Household & Personal Products — 1.1%
105,754	Avon Products, Inc.	2,047,397

Shares	Description	Value
Common Stocks — (continued)
Insurance — 1.3%
79,035	Principal Financial Group, Inc.	$2,332,323

Materials — 3.7%
28,608	Airgas, Inc.	2,545,254
53,859	Ecolab, Inc.	3,324,177
15,601	International Flavors & Fragrances, Inc.	914,219

		6,783,650

Media — 2.7%
28,184	Discovery Communications, Inc. Class A*	1,426,110
70,287	Scripps Networks Interactive, Inc. Class A	3,422,274

		4,848,384

Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
64,388	Agilent Technologies, Inc.	2,865,910
20,982	Alexion Pharmaceuticals, Inc.*	1,948,388
68,712	Amylin Pharmaceuticals, Inc.*	1,715,052
9,715	BioMarin Pharmaceutical, Inc.*	332,739
7,140	Mettler-Toledo International, Inc.*	1,319,115
43,303	Vertex Pharmaceuticals, Inc.*	1,775,856

		9,957,060

Real Estate — 1.8%
166,726	CBRE Group, Inc. Class A*	3,327,851

Retailing — 7.4%
21,523	Bed Bath & Beyond, Inc.*	1,415,568
37,494	Dick’s Sporting Goods, Inc.	1,802,712
43,766	Groupon, Inc.*	804,419
67,487	PetSmart, Inc.	3,861,606
24,069	Tiffany & Co.	1,663,890
135,039	Urban Outfitters, Inc.*	3,930,985

		13,479,180

Semiconductors & Semiconductor Equipment — 3.9%
24,814	Altera Corp.	988,093
27,724	Linear Technology Corp.	934,299
130,650	NVIDIA Corp.*	2,010,704
87,758	Xilinx, Inc.	3,197,024

		7,130,120

Software & Services — 12.8%
25,746	Citrix Systems, Inc.*	2,031,617
27,224	Equinix, Inc.*	4,286,419
48,801	FleetCor Technologies, Inc.*	1,892,015
110,052	Genpact Ltd.*	1,793,848
51,597	Global Payments, Inc.	2,449,309
27,200	MICROS Systems, Inc.*	1,503,888
41,714	Rackspace Hosting, Inc.*	2,410,652
37,890	Rovi Corp.*	1,233,319
18,190	Salesforce.com, Inc.*	2,810,537
54,357	VeriFone Systems, Inc.*	2,819,498

		23,231,102

Technology Hardware & Equipment — 5.9%
60,715	Amphenol Corp. Class A	3,628,936
49,381	FLIR Systems, Inc.	1,249,833
55,600	Juniper Networks, Inc.*	1,272,128
70,088	NetApp, Inc.*	3,137,840

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
107,303	RealD, Inc.*	$1,448,590

		10,737,327

Telecommunication Services — 5.8%
46,837	Crown Castle International Corp.*	2,498,286
103,297	SBA Communications Corp. Class A*	5,248,520
128,095	tw telecom, inc.*	2,838,585

		10,585,391

Transportation — 0.7%
18,742	C.H. Robinson Worldwide, Inc.	1,227,414

TOTAL INVESTMENTS — 99.6%		$181,187,167

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		766,908

NET ASSETS — 100.0%		$181,954,075

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$150,717,804

Gross unrealized gain	35,623,414
Gross unrealized loss	(5,154,051)

Net unrealized security gain	$30,469,363

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Automobiles & Components — 1.7%
919,313	General Motors Co.*	$23,580,378

Banks — 3.5%
972,014	SunTrust Banks, Inc.	23,493,579
827,859	U.S. Bancorp	26,226,573

		49,720,152

Capital Goods — 9.4%
3,354,370	General Electric Co.	67,322,206
288,071	Honeywell International, Inc.	17,586,735
687,348	Masco Corp.	9,189,843
535,511	Textron, Inc.	14,903,271
322,241	The Boeing Co.	23,965,063

		132,967,118

Consumer Services — 0.9%
937,581	MGM Resorts International*	12,769,853

Diversified Financials — 12.3%
389,345	Ameriprise Financial, Inc.	22,243,280
3,256,611	Bank of America Corp.	31,165,767
679,059	Citigroup, Inc.	24,819,606
283,152	Invesco Ltd.	7,551,664
1,317,839	JPMorgan Chase & Co.	60,594,237
673,043	Morgan Stanley	13,218,565
869,041	SLM Corp.	13,696,086

		173,289,205

Energy — 10.0%
147,849	Chevron Corp.	15,855,327
384,393	Devon Energy Corp.	27,338,030
475,600	Exxon Mobil Corp.	41,248,788
709,200	Halliburton Co.	23,538,348
390,937	Newfield Exploration Co.*	13,557,695
127,887	Occidental Petroleum Corp.	12,178,679
130,372	Transocean Ltd.	7,131,348

		140,848,215

Food & Staples Retailing — 2.0%
386,256	CVS Caremark Corp.	17,304,269
304,542	Walgreen Co.	10,199,111

		27,503,380

Food, Beverage & Tobacco — 4.4%
140,128	Diageo PLC ADR	13,522,352
356,469	General Mills, Inc.	14,062,702
205,530	Philip Morris International, Inc.	18,212,013
198,601	The J.M. Smucker Co.	16,158,178

		61,955,245

Health Care Equipment & Services — 2.9%
2,006,954	Boston Scientific Corp.*	12,001,585
488,209	UnitedHealth Group, Inc.	28,775,038

		40,776,623

Household & Personal Products — 1.5%
313,486	The Procter & Gamble Co.	21,069,394

Insurance — 6.6%
198,337	Everest Re Group Ltd.	18,350,139
665,728	Hartford Financial Services Group, Inc.	14,033,546

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
446,994	MetLife, Inc.	$16,695,226
331,629	Prudential Financial, Inc.	21,021,963
388,801	The Travelers Companies, Inc.	23,017,019

		93,117,893

Materials — 0.6%
179,319	LyondellBasell Industries NV Class A	7,827,274

Media — 4.2%
479,613	CBS Corp. Class B	16,263,677
275,064	Liberty Global, Inc. Class A*	13,775,205
667,121	The Walt Disney Co.	29,206,557

		59,245,439

Pharmaceuticals, Biotechnology & Life Sciences — 11.6%
134,947	Celgene Corp.*	10,461,091
581,335	Johnson & Johnson	38,344,857
500,442	Merck & Co., Inc.	19,216,973
763,635	Mylan, Inc.*	17,907,241
1,985,353	Pfizer, Inc.	44,988,099
284,455	Thermo Fisher Scientific, Inc.	16,037,573
387,406	Vertex Pharmaceuticals, Inc.*	15,887,520

		162,843,354

Real Estate Investment Trust — 1.1%
107,224	Simon Property Group, Inc.	15,620,392

Retailing — 4.5%
1,015,036	Lowe’s Companies, Inc.	31,851,830
288,519	The Home Depot, Inc.	14,515,391
465,559	Williams-Sonoma, Inc.	17,449,151

		63,816,372

Semiconductors & Semiconductor Equipment — 3.1%
438,540	Altera Corp.	17,462,663
279,118	Lam Research Corp.*	12,454,245
489,370	Maxim Integrated Products, Inc.	13,991,088

		43,907,996

Software & Services — 2.2%
514,481	Adobe Systems, Inc.*	17,651,843
421,770	Microsoft Corp.	13,602,083

		31,253,926

Technology Hardware & Equipment — 5.1%
1,727,616	Cisco Systems, Inc.	36,539,079
713,022	EMC Corp.*	21,305,097
630,235	Juniper Networks, Inc.*	14,419,777

		72,263,953

Telecommunication Services — 4.6%
1,554,706	AT&T, Inc.	48,553,468
5,456,423	Sprint Nextel Corp.*	15,550,806

		64,104,274

Utilities — 5.4%
682,510	American Electric Power Co., Inc.	26,331,236
465,027	PG&E Corp.	20,186,822

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
766,145	PPL Corp.	$21,651,258
319,562	Xcel Energy, Inc.	8,458,806

		76,628,122

TOTAL INVESTMENTS — 97.6%		$1,375,108,558

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		33,465,930

NET ASSETS — 100.0%		$1,408,574,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,251,166,562

Gross unrealized gain	157,194,936
Gross unrealized loss	(33,252,940)

Net unrealized security gain	$123,941,996

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Automobiles & Components — 1.9%
210,415	Lear Corp.	$9,782,194
130,594	TRW Automotive Holdings Corp.*	6,066,091

		15,848,285

Banks — 2.7%
153,191	First Republic Bank*	5,046,112
108,382	M&T Bank Corp.	9,416,228
347,424	SunTrust Banks, Inc.	8,397,238

		22,859,578

Capital Goods — 9.4%
171,764	BE Aerospace, Inc.*	7,981,873
48,852	Chicago Bridge & Iron Co. NV	2,109,918
125,515	Cooper Industries PLC	8,026,684
112,255	Dover Corp.	7,065,330
170,321	Eaton Corp.	8,487,096
58,846	Gardner Denver, Inc.	3,708,475
151,443	Lennox International, Inc.	6,103,153
67,778	Parker Hannifin Corp.	5,730,630
110,035	Pentair, Inc.	5,238,766
75,502	Rockwell Automation, Inc.	6,017,509
359,470	Spirit Aerosystems Holdings, Inc. Class A*	8,792,636
345,108	Textron, Inc.	9,604,356

		78,866,426

Commercial & Professional Services — 1.0%
259,799	Republic Services, Inc.	7,939,457

Consumer Durables & Apparel — 2.8%
6,964	NVR, Inc.*	5,058,162
133,142	PVH Corp.	11,893,575
73,369	Tempur-Pedic International, Inc.*	6,194,545

		23,146,282

Consumer Services — 1.8%
635,659	MGM Resorts International*	8,657,676
113,666	Starwood Hotels & Resorts Worldwide, Inc.	6,411,899

		15,069,575

Diversified Financials — 7.4%
211,740	Ameriprise Financial, Inc.	12,096,706
377,548	Discover Financial Services	12,587,450
522,147	Invesco Ltd.	13,925,661
126,984	Lazard Ltd. Class A	3,626,663
736,591	SLM Corp.	11,608,674
322,971	The NASDAQ OMX Group, Inc.*	8,364,949

		62,210,103

Energy — 5.1%
169,140	Energen Corp.	8,313,231
468,688	Key Energy Services, Inc.*	7,241,230
120,106	Pioneer Natural Resources Co.	13,402,628
208,167	Sunoco, Inc.	7,941,571
101,193	Whiting Petroleum Corp.*	5,494,780

		42,393,440

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — 5.3%
135,051	Bunge Ltd.	$9,242,890
211,170	Coca-Cola Enterprises, Inc.	6,039,462
83,516	Corn Products International, Inc.	4,814,697
267,656	Sara Lee Corp.	5,762,634
228,732	The J.M. Smucker Co.	18,609,636

		44,469,319

Health Care Equipment & Services — 3.6%
223,540	Aetna, Inc.	11,212,766
1,786,975	Boston Scientific Corp.*	10,686,111
380,414	Hologic, Inc.*	8,197,922

		30,096,799

Household & Personal Products — 0.6%
69,068	Energizer Holdings, Inc.*	5,123,464

Insurance — 9.6%
165,748	Everest Re Group Ltd.	15,335,005
296,012	Hartford Financial Services Group, Inc.	6,239,933
120,326	Lincoln National Corp.	3,171,793
132,460	Marsh & McLennan Companies, Inc.	4,343,363
106,278	PartnerRe Ltd.	7,215,213
537,883	Principal Financial Group, Inc.	15,872,927
285,446	W.R. Berkley Corp.	10,310,310
230,366	Willis Group Holdings PLC	8,058,203
448,921	XL Group PLC	9,737,097

		80,283,844

Materials — 3.4%
109,344	Albemarle Corp.	6,989,268
35,259	Ball Corp.	1,511,906
158,855	Chemtura Corp.*	2,697,358
64,691	Cliffs Natural Resources, Inc.	4,480,499
71,111	Crown Holdings, Inc.*	2,619,018
47,558	Cytec Industries, Inc.	2,891,051
131,012	Reliance Steel & Aluminum Co.	7,399,558

		28,588,658

Media — 2.7%
150,786	Liberty Global, Inc. Class A*	7,551,363
306,435	Scripps Networks Interactive, Inc. Class A	14,920,320

		22,471,683

Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
220,618	Life Technologies Corp.*	10,770,571
269,696	Mylan, Inc.*	6,324,371
552,710	Warner Chilcott PLC Class A*	9,291,055

		26,385,997

Real Estate Investment Trust — 9.6%
118,397	Alexandria Real Estate Equities, Inc.	8,658,373
83,442	AvalonBay Communities, Inc.	11,794,527
85,505	Camden Property Trust	5,621,954
240,608	Douglas Emmett, Inc.	5,488,268
21,645	Essex Property Trust, Inc.	3,279,434
762,019	Host Hotels & Resorts, Inc.	12,512,352
451,248	Kimco Realty Corp.	8,691,036
267,971	Liberty Property Trust	9,571,924

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trust — (continued)
1,008,281	MFA Financial, Inc.	$7,531,859
231,603	Tanger Factory Outlet Centers, Inc.	6,885,557

		80,035,284

Retailing — 5.1%
701,692	Liberty Interactive Corp. Class A*	13,395,300
329,398	Macy’s, Inc.	13,086,983
109,714	PetSmart, Inc.	6,277,835
100,408	Ross Stores, Inc.	5,833,705
150,610	Urban Outfitters, Inc.*	4,384,257

		42,978,080

Semiconductors & Semiconductor Equipment — 2.9%
106,179	Cavium, Inc.*	3,285,178
122,489	Lam Research Corp.*	5,465,459
237,962	Maxim Integrated Products, Inc.	6,803,334
245,059	Xilinx, Inc.	8,927,499

		24,481,470

Software & Services — 3.1%
166,883	Adobe Systems, Inc.*	5,725,756
219,391	Electronic Arts, Inc.*	3,615,564
252,739	Parametric Technology Corp.*	7,061,527
161,687	Paychex, Inc.	5,010,680
145,780	QLIK Technologies, Inc.*	4,664,960

		26,078,487

Technology Hardware & Equipment — 3.0%
111,605	Amphenol Corp. Class A	6,670,631
192,133	Juniper Networks, Inc.*	4,396,003
143,657	NetApp, Inc.*	6,431,524
382,957	Polycom, Inc.*	7,302,990

		24,801,148

Telecommunication Services — 0.7%
2,014,320	Sprint Nextel Corp.*	5,740,812

Utilities — 12.7%
152,822	CMS Energy Corp.	3,362,084
207,111	Edison International	8,804,289
863,806	GenOn Energy, Inc.*	1,796,716
142,305	Great Plains Energy, Inc.	2,884,522
173,608	Northeast Utilities	6,444,329
574,478	NV Energy, Inc.	9,260,585
37,781	OGE Energy Corp.	2,021,283
168,281	Pinnacle West Capital Corp.	8,060,660
522,047	PPL Corp.	14,753,048
134,633	Questar Corp.	2,593,032
265,957	SCANA Corp.	12,130,299
196,477	Sempra Energy	11,780,761
191,593	The AES Corp.*	2,504,121
72,849	UGI Corp.	1,985,135
656,751	Xcel Energy, Inc.	17,384,199

		105,765,063

TOTAL COMMON STOCKS		$815,633,254

Shares	Description	Value
Exchange Traded Fund — 0.6%
105,000	iShares Russell Midcap Value Index Fund	$5,053,650

TOTAL INVESTMENTS — 98.2%		$820,686,904

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		14,915,679

NET ASSETS — 100.0%		$835,602,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$716,232,364

Gross unrealized gain	123,042,629
Gross unrealized loss	(18,588,089)

Net unrealized security gain	$104,454,540

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — 22.5%
ABN Amro Funding USA LLC
$2,000,000	0.501%		05/01/12	$1,999,167
Aspen Funding Corp.
2,000,000	0.471		05/11/12	1,998,956
Atlantic Asset Securitization LLC
2,000,000	0.470		04/10/12	1,999,765
Atlantis One Funding Corp.
1,000,000	0.491		07/25/12	998,435
1,000,000	0.652		08/02/12	997,779
1,000,000	0.521		08/23/12	997,920
Barton Capital LLC
2,000,000	0.450		05/01/12	1,999,250
Hannover Funding Co. LLC
1,000,000	0.681		05/10/12	999,263
1,000,000	0.550		05/11/12	999,389
Kells Funding LLC
1,000,000	0.491		04/19/12	999,755
1,000,000	0.511		07/10/12	998,583
LMA Americas LLC
2,000,000	0.480		04/02/12	1,999,973
Matchpoint Master Trust
1,000,000	0.480		04/04/12	999,960
1,000,000	0.470		04/09/12	999,896
Nationwide Building Society
2,000,000	0.641		05/02/12	1,998,898
Royal Park Investments Funding Corp.
1,000,000	1.001		04/03/12	999,944
1,000,000	0.951		04/19/12	999,525
1,000,000	1.052		04/27/12	999,242
Tasman Funding, Inc.
1,000,000	0.480		04/10/12	999,880
1,000,000	0.470		04/16/12	999,804
Thames Asset Global Securitization No. 1, Inc.
1,339,000	0.440		04/17/12	1,338,738
1,000,000	0.450		04/17/12	999,800
Versailles Commercial Paper LLC
2,000,000	0.480		04/02/12	1,999,973

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$30,323,895

Fixed Rate Municipal Debt Obligations — 2.5%
Regents of the University of California Taxable RN Series 2011 AA-1
$300,000	0.480%		07/01/12	$300,000
State of New Jersey TRANS Series 2011 C
1,000,000	2.000		06/21/12	1,003,870
State of Texas TRANS Series 2011 A
2,000,000	2.500		08/30/12	2,018,558

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$3,322,428

U.S. Government Agency Obligations — 13.2%
Federal Farm Credit Bank
$200,000	0.500	%(a)	11/01/12	$200,000
Federal Home Loan Bank
2,000,000	0.400		08/16/12	2,000,000
1,000,000	0.400		08/17/12	1,000,000
1,000,000	0.240		09/28/12	999,981

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$1,000,000	0.230%		10/24/12	$999,751
300,000	0.230		11/07/12	299,957
100,000	0.200		12/06/12	99,963
100,000	0.300		12/06/12	100,000
300,000	0.300		12/07/12	300,000
100,000	0.320		12/07/12	100,000
500,000	0.210		12/10/12	499,848
150,000	0.320		12/10/12	150,000
200,000	0.320		12/11/12	200,000
800,000	0.210		12/13/12	799,754
800,000	0.300		12/14/12	800,000
200,000	0.300		12/17/12	200,000
200,000	0.310		12/17/12	200,000
600,000	0.210		12/19/12	599,800
600,000	0.210		12/21/12	599,810
100,000	0.320		12/21/12	100,000
300,000	0.200		12/28/12	299,880
600,000	0.210		12/28/12	599,805
200,000	0.300		01/11/13	200,000
1,000,000	0.183	(a)	07/08/13	999,358
1,000,000	0.182	(a)	07/15/13	999,348
Federal Home Loan Mortgage Corporation
1,000,000	5.500		08/20/12	1,020,311
1,000,000	0.193	(a)	05/03/13	999,560
Federal National Mortgage Association
1,000,000	0.271	(a)	12/28/12	999,853
1,500,000	0.405	(a)	05/17/13	1,499,479

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$17,866,458

U.S. Treasury Obligations — 3.1%
United States Treasury Notes
$1,000,000	0.625%		02/28/13	$1,003,810
2,100,000	0.750		03/31/13	2,111,423
1,000,000	2.500		03/31/13	1,022,413

TOTAL U.S. TREASURY OBLIGATIONS				$4,137,646

Variable Rate Municipal Debt Obligations(a) — 16.2%
BlackRock MuniEnhanced Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(b)
$300,000	0.330%		06/01/41	$300,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A.)(b)
300,000	0.390		07/01/41	300,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A.)(b)
300,000	0.390		07/01/41	300,000
BlackRock MuniYield Investment Fund VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(b)
300,000	0.330		06/01/41	300,000
BlackRock MuniYield Quality Fund III, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(b)
300,000	0.330		06/01/41	300,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen Girozentrale SPA)
$2,000,000	0.340%		11/01/31	$2,000,000
Dekalb County, Georgia Development Authority VRDN RB for Emory University Series 1995 B (GO of University)
4,200,000	0.230		11/01/25	4,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health System Series 2008 A (Bank of America N.A. LOC)
1,100,000	0.260		11/15/40	1,100,000
Montgomery County, Virginia Industrial Development Authority VRDN RB for Virginia Tech Foundation Series 2009 B (Bank of New York Mellon SPA)
1,120,000	0.320		02/01/39	1,120,000
New Jersey State Turnpike Authority VRDN RB Series 1991 D (NATL-RE FGIC) (Societe Generale LOC)
1,000,000	1.150		01/01/18	1,000,000
New York City, New York Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (WestLB AG SPA)
1,000,000	0.230		11/15/28	1,000,000
Nuveen Municipal Market Opportunity Fund, Inc.VRDN Tax-Exempt Preferred Series 2010 1 (Deutsche Bank A.G.)(b)
500,000	0.360		03/01/40	500,000
Port Authority of New York & New Jersey VRDN RB P-Floats-MT-783 Series 2011 (AGM GO of Authority) (Bank of America N.A.)
3,580,000	0.320		11/24/15	3,580,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
1,000,000	0.140		07/01/41	1,000,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1 (GTY AGMT-Nucor Corp.)
500,000	0.200		11/01/40	500,000
University of Alabama VRDN RB Series 1993 B
1,300,000	0.330		10/01/13	1,300,000
University of Illinois VRDN COPS for Utility Infrastructure Series 2004 (Bank of America N.A. SPA)
1,000,000	0.260		08/15/21	1,000,000
Washington State Housing Finance Commission VRDN RB for Vintage at Spokane Senior Living Project Series 2006 A (FNMA)
795,000	0.230		08/15/40	795,000
Washington Suburban Sanitation District GO VRDN For Multi-Modal-BANs Series 2003 A (Landesbank Hessen-Thueringen Girozentrale SPA)
1,200,000	0.260		06/01/23	1,200,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$21,795,000

Variable Rate Obligations(a) — 11.1%
Bank of Nova Scotia
$1,000,000	0.550%		11/09/12	$1,000,000
Commonwealth Bank of Australia
2,000,000	0.500	(b)	05/25/12	1,999,969
2,000,000	0.580	(b)	09/10/12	1,999,953
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,000,000	0.638	(b)	09/14/12	1,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Variable Rate Obligations(a) — (continued)
Deutsche Bank AG/New York, NY
$2,000,000	0.474%		03/15/13	$2,000,000
JPMorgan Chase Bank N.A.
1,000,000	0.595		03/18/13	1,000,000
3,000,000	0.362		03/21/13	3,000,000
Royal Bank of Canada
2,000,000	0.367		09/20/12	2,000,000
Westpac Banking Corp.
1,000,000	0.623	(b)	11/06/12	1,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$14,999,922

Yankee Certificates of Deposit — 4.4%
Industrial & Commercial Bank of China Ltd/New York
$2,000,000	0.770%		06/25/12	$2,000,000
Mitsubishi UFJ Trust and Banking Corp.
2,000,000	0.450		05/17/12	2,000,000
The Norinchukin Bank
2,000,000	0.440		06/19/12	2,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$6,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$98,445,349

Repurchase Agreements(c) — 27.0%
Barclays Capital, Inc.
$1,000,000	1.050	%(d)	04/24/12	$1,000,000
Maturity Value: $1,010,588
Settlement Date: 04/27/11
Collateralized by various corporate security issuers, 0.375% to 7.000%, due 02/01/13 to 05/15/38. The aggregate market value of the collateral, including accrued interest, was $1,101,157.
BNP Paribas Securities Corp.
2,000,000	0.500		04/02/12	2,000,000
Maturity Value: $2,000,083
Collateralized by Federal National Mortgage Association, 1.847%, due 04/25/36, mortgage-backed security, 5.997%, due 01/25/35 and various corporate security issuers, 0.875% to 11.000%, due 08/15/12 to 05/15/40. The aggregate market value of the collateral, including accrued interest, was $2,200,001.

Deutsche Bank Securities, Inc.
3,000,000	0.450		04/02/12	3,000,000
Maturity Value: $3,000,113
Collateralized by various corporate security issuers, 1.000% to 5.000%, due 12/15/14 to 05/15/26. The aggregate market value of the collateral, including accrued interest, was $3,300,001.
Joint Repurchase Account III
27,500,000	0.130		04/02/12	27,500,000
RBS Securities, Inc.
3,000,000	0.500		04/02/12	3,000,000
Maturity Value: $3,000,125
Collateralized by Federal National Mortgage Association, 4.500%, due 10/01/24. The market value of the collateral, including accrued interest, was $3,060,093.

TOTAL REPURCHASE AGREEMENTS				$36,500,000

TOTAL INVESTMENTS — 100.0%				$134,945,349

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%				(34,206)

NET ASSETS — 100.0%				$134,911,143

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(b) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2012, these securities amounted to $7,999,922 or approximately 5.9% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 30, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(d) Security has been determined to be illiquid by the Investment Adviser. At March 31, 2012, these securities amounted to $1,000,000 or approximately 0.7% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BANs	— Bond Anticipation Notes
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RN	— Revenue Notes
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Capital Goods — 5.9%
25,163	Caterpillar, Inc.	$2,680,363
116,177	Danaher Corp.	6,505,912
92,331	Emerson Electric Co.	4,817,832
126,027	Honeywell International, Inc.	7,693,948
26,195	Rockwell Automation, Inc.	2,087,741

		23,785,796

Consumer Durables & Apparel — 3.2%
66,927	NIKE, Inc. Class B	7,257,564
63,228	PVH Corp.	5,648,157

		12,905,721

Consumer Services — 2.8%
169,025	Marriott International, Inc. Class A	6,397,596
25,640	McDonald’s Corp.	2,515,284
35,957	Yum! Brands, Inc.	2,559,420

		11,472,300

Diversified Financials — 7.1%
164,706	American Express Co.	9,529,889
24,474	CME Group, Inc.	7,081,063
14,260	IntercontinentalExchange, Inc.*	1,959,609
142,979	Northern Trust Corp.	6,784,354
48,868	T. Rowe Price Group, Inc.	3,191,080

		28,545,995

Energy — 8.7%
77,297	Cameron International Corp.*	4,083,601
81,010	Devon Energy Corp.	5,761,431
179,091	Halliburton Co.	5,944,030
27,673	National Oilwell Varco, Inc.	2,199,173
28,580	Occidental Petroleum Corp.	2,721,674
180,100	Schlumberger Ltd.	12,594,393
56,347	Southwestern Energy Co.*	1,724,218

		35,028,520

Food & Staples Retailing — 2.7%
119,207	Costco Wholesale Corp.	10,823,996

Food, Beverage & Tobacco — 3.0%
40,689	Diageo PLC ADR	3,926,488
123,945	PepsiCo, Inc.	8,223,751

		12,150,239

Health Care Equipment & Services — 2.7%
20,400	C. R. Bard, Inc.	2,013,888
198,518	St. Jude Medical, Inc.	8,796,333

		10,810,221

Household & Personal Products — 2.6%
229,660	Avon Products, Inc.	4,446,218
87,598	The Procter & Gamble Co.	5,887,461

		10,333,679

Materials — 3.2%
52,987	Ecolab, Inc.	3,270,357
84,462	Praxair, Inc.	9,682,724

		12,953,081

Shares	Description	Value
Common Stocks — (continued)
Media — 2.0%
43,683	Discovery Communications, Inc. Class A*	$2,210,360
120,424	Viacom, Inc. Class B	5,715,323

		7,925,683

Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
147,366	Abbott Laboratories	9,032,062
69,698	Agilent Technologies, Inc.	3,102,258
120,239	Gilead Sciences, Inc.*	5,873,675
111,506	Teva Pharmaceutical Industries Ltd. ADR	5,024,460
22,731	Thermo Fisher Scientific, Inc.	1,281,574
52,294	Vertex Pharmaceuticals, Inc.*	2,144,577

		26,458,606

Real Estate — 4.7%
208,135	American Tower Corp. (REIT)	13,116,668
297,019	CBRE Group, Inc. Class A*	5,928,499

		19,045,167

Retailing — 7.4%
50,529	Amazon.com, Inc.*	10,232,628
344,982	Lowe’s Companies, Inc.	10,825,535
3,480	Priceline.com, Inc.*	2,496,900
223,696	Urban Outfitters, Inc.*	6,511,791

		30,066,854

Semiconductors & Semiconductor Equipment — 2.8%
190,789	NVIDIA Corp.*	2,936,243
229,864	Xilinx, Inc.	8,373,945

		11,310,188

Software & Services — 14.0%
51,398	Equinix, Inc.*	8,092,615
25,801	Google, Inc. Class A*	16,544,633
20,692	Mastercard, Inc. Class A	8,701,814
250,030	Microsoft Corp.	8,063,467
306,941	Oracle Corp.	8,950,400
39,033	Salesforce.com, Inc.*	6,030,989

		56,383,918

Technology Hardware & Equipment — 15.9%
99,438	Amphenol Corp. Class A	5,943,409
55,224	Apple, Inc.*	33,105,131
171,830	NetApp, Inc.*	7,692,829
257,681	QUALCOMM, Inc.	17,527,462

		64,268,831

Telecommunication Services — 2.6%
195,657	Crown Castle International Corp.*	10,436,344

TOTAL COMMON STOCKS		$394,705,139

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Exchange Traded Fund — 1.0%
60,000	iShares Russell 1000 Growth Index Fund	$3,964,800

TOTAL INVESTMENTS — 98.8%		$398,669,939

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		4,879,919

NET ASSETS — 100.0%		$403,549,858

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviations:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$310,996,745

Gross unrealized gain	95,345,406
Gross unrealized loss	(7,672,212)

Net unrealized security gain	$87,673,194

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 95.2%
Australia — 3.1%
616,075	QR National Ltd. (Transportation)	$2,385,563
169,600	Westpac Banking Corp. (Banks)	3,849,718

		6,235,281

Belgium — 1.2%
58,401	UCB SA (Pharmaceuticals,
	Biotechnology & Life Sciences)	2,520,707

Bermuda — 0.5%
151,091	Hiscox Ltd. (Insurance)	957,448

Brazil — 1.0%
300,679	Magazine Luiza SA (Retailing)*	1,969,991

China — 0.5%
1,563,000	China Citic Bank Corp. Ltd. Class H (Banks)	940,058

Czech Republic — 0.8%
35,462	CEZ AS (Utilities)	1,523,571

Denmark — 0.6%
43,637	Christian Hansen Holding A/S (Materials)	1,132,606

Finland — 1.3%
24,671	Nokian Renkaat Oyj (Automobiles & Components)	1,202,267
28,014	Outotec Oyj (Capital Goods)	1,420,727

		2,622,994

France — 7.4%
7,969	Air Liquide SA (Materials)	1,062,730
12,615	Air Liquide SA-Prime De Fidelite (Materials)*	1,682,312
37,477	Compagnie Generale de Geophysique-Veritas (Energy)*	1,113,833
67,274	EDF SA (Utilities)	1,535,829
18,086	Remy Cointreau SA (Food, Beverage & Tobacco)	1,837,681
63,501	Safran SA (Capital Goods)	2,333,756
71,200	Societe Generale SA (Banks)	2,089,210
63,167	Total SA (Energy)	3,226,544

		14,881,895

Germany — 5.5%
49,750	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,498,864
18,400	Brenntag AG (Capital Goods)	2,252,854
60,070	Deutsche Bank AG (Registered) (Diversified Financials)	2,990,832
14,664	Kabel Deutschland Holding AG (Media)*	905,237
54,562	ThyssenKrupp AG (Materials)	1,358,288

		11,006,075

Hong Kong — 1.4%
329,795	AIA Group Ltd. (Insurance)	1,210,716

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
853,000	Belle International Holdings Ltd. (Retailing)	$1,535,148

		2,745,864

Ireland — 2.3%
42,172	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,950,207
84,409	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,700,782

		4,650,989

Italy — 2.1%
176,098	Eni SpA (Energy)	4,126,885

Japan — 21.1%
21,200	FANUC Corp. (Capital Goods)	3,797,242
88,400	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	2,123,425
132,300	JS Group Corp. (Capital Goods)	2,785,227
175,000	Kikkoman Corp. (Food, Beverage & Tobacco)	2,033,001
434,000	Kubota Corp. (Capital Goods)	4,200,982
353,000	Mitsubishi Electric Corp. (Capital Goods)	3,152,145
159,000	Mitsubishi Estate Co. Ltd. (Real Estate)	2,859,150
255,000	Mitsui & Co. Ltd. (Capital Goods)	4,208,592
25,000	Nidec Corp. (Capital Goods)	2,285,623
13,300	Nintendo Co. Ltd. (Software & Services)	2,020,070
57,500	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	2,606,138
92,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	2,767,246
154,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,110,291
474,000	Tokyo Gas Co. Ltd. (Utilities)	2,236,878

		42,186,010

Netherlands — 2.5%
293	Royal Dutch Shell PLC Class A (Energy)	10,248
24,419	Royal Dutch Shell PLC Class B (Energy)	859,973
83,219	Unilever NV CVA (Food, Beverage & Tobacco)	2,831,478
42,600	Ziggo NV (Telecommunication Services)*	1,328,917

		5,030,616

Russia — 0.5%
15,570	OAO Lukoil ADR (Energy)	939,634

South Africa — 0.6%
94,900	Barloworld Ltd. (Capital Goods)	1,236,675

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — 2.4%
49,070	Kia Motors Corp. (Automobiles & Components)	$3,219,979
1,476	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,665,009

		4,884,988

Sweden — 5.0%
195,870	Scania AB Class B (Capital Goods)	4,074,037
70,382	Svenska Handelsbanken AB Class A (Banks)	2,243,860
356,279	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	3,686,565

		10,004,462

Switzerland — 13.0%
37,666	Aryzta AG (Food, Beverage & Tobacco)*	1,860,740
61,212	Julius Baer Group Ltd. (Diversified Financials)*	2,471,626
121,002	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,698,389
8,080	Partners Group Holding AG (Diversified Financials)	1,576,332
12,725	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,214,536
13,615	Schindler Holding AG (Capital Goods)	1,637,696
11,480	Sulzer AG (Registered) (Capital Goods)	1,631,402
50,496	Temenos Group AG (Registered) (Software & Services)*	935,266
261,597	UBS AG (Registered) (Diversified Financials)*	3,666,221
34,306	Wolseley PLC (Capital Goods)	1,310,725
7,920	Zurich Financial Services AG (Insurance)*	2,128,712

		26,131,645

United Kingdom — 22.4%
168,086	Abcam PLC (Pharmaceuticals, Biotechnology & Life Sciences)	938,857
41,080	Anglo American PLC (Materials)	1,539,820
47,266	ASOS PLC (Retailing)*	1,349,116
104,460	BG Group PLC (Energy)	2,422,080
661,700	BP PLC (Energy)	4,927,868
734,524	HSBC Holdings PLC (Banks)	6,524,200
85,582	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	3,471,699
283,527	Inmarsat PLC (Telecommunication Services)	2,090,090
393,217	Marks & Spencer Group PLC (Retailing)	2,383,042

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
30,805	Reckitt Benckiser Group PLC (Household & Personal Products)	$1,742,885
384,099	Reed Elsevier PLC (Media)	3,404,635
68,053	Rio Tinto PLC (Materials)	3,771,987
3,690,120	Royal Bank of Scotland Group PLC (Banks)*	1,630,901
101,651	Tullow Oil PLC (Energy)	2,484,514
112,215	Victrex PLC (Materials)	2,422,702
1,351,205	Vodafone Group PLC (Telecommunication Services)	3,727,089

		44,831,485

TOTAL COMMON STOCKS		$190,559,879

Exchange Traded Fund — 3.4%
Australia — 3.4%
285,952	iShares MSCI Australia Index Fund	$6,722,731

TOTAL INVESTMENTS — 98.6%		$197,282,610

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		2,902,431

NET ASSETS — 100.0%		$200,185,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Investment Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$189,122,294

Gross unrealized gain	15,396,639
Gross unrealized loss	(7,236,323)

Net unrealized security gain	$8,160,316

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Automobiles & Components — 0.8%
13,519	Modine Manufacturing Co.*	$119,373
13,146	Spartan Motors, Inc.	69,542
9,222	Standard Motor Products, Inc.	163,598
17,769	Stoneridge, Inc.*	175,736
17,077	Superior Industries International, Inc.	333,685
5,361	Thor Industries, Inc.	169,193

		1,031,127

Banks — 6.9%
3,894	1st Source Corp.	95,286
28,381	Astoria Financial Corp.	279,837
6,330	Banco Latinoamericano de Comercio
	Exterior SA Class E	133,626
9,174	BankUnited, Inc.	229,350
12,430	Cathay General Bancorp	220,011
78,464	CVB Financial Corp.	921,167
24,110	First Bancorp	263,522
6,132	First Bancorp, Inc.	90,938
11,406	First Financial Bancorp	197,324
12,553	First Interstate Bancsystem, Inc.	183,525
22,559	First Niagara Financial Group, Inc.	221,981
33,271	Fulton Financial Corp.	349,345
3,265	Glacier Bancorp, Inc.	48,779
14,075	Great Southern Bancorp, Inc.	337,800
1,046	Iberiabank Corp.	55,930
64,629	International Bancshares Corp.	1,366,903
10,337	Investors Bancorp, Inc.*	155,262
5,116	National Penn Bancshares, Inc.	45,277
3,893	Northfield Bancorp, Inc.(a)	55,358
3,260	Oritani Financial Corp.	47,857
2,449	PacWest Bancorp	59,511
11,286	People’s United Financial, Inc.	149,427
70,828	Popular, Inc.*	145,197
24,749	PrivateBancorp, Inc.	375,442
3,325	Prosperity Bancshares, Inc.	152,285
3,114	Provident Financial Services, Inc.	45,246
11,699	Renasant Corp.	190,460
2,511	State Bank Financial Corp.*	43,968
10,577	SVB Financial Group*	680,524
18,522	Texas Capital Bancshares, Inc.*	641,232
8,185	Washington Federal, Inc.	137,672
39,010	Wilshire Bancorp, Inc.*	188,418
6,413	Wintrust Financial Corp.	229,521

		8,337,981

Capital Goods — 9.7%
8,016	Aerovironment, Inc.*	214,909
18,150	Aircastle Ltd.	222,156
1,857	Alamo Group, Inc.	55,821
12,501	Albany International Corp. Class A	286,898
2,516	American Railcar Industries, Inc.*	59,151
735	American Science & Engineering, Inc.	49,282
6,857	American Woodmark Corp.	123,426
7,975	Applied Industrial Technologies, Inc.	328,012
15,484	Astec Industries, Inc.*	564,856
18,605	Beacon Roofing Supply, Inc.*	479,265

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
19,247	Briggs & Stratton Corp.	$345,099
7,873	Ceradyne, Inc.	256,345
5,987	Cubic Corp.	283,065
13,348	DigitalGlobe, Inc.*	178,062
9,498	Ducommun, Inc.*	113,026
8,338	Encore Wire Corp.	247,889
1,956	EnPro Industries, Inc.*	80,392
3,825	FreightCar America, Inc.	86,024
5,154	Generac Holdings, Inc.*	126,531
4,968	Greenbrier Companies, Inc.*	98,317
20,384	H&E Equipment Services, Inc.*	385,665
24,251	Interline Brands, Inc.*	524,064
14,762	Kadant, Inc.*	351,631
2,566	Kaman Corp.	87,116
3,622	LMI Aerospace, Inc.*	65,920
43,981	LSI Industries, Inc.	322,381
8,267	Lydall, Inc.*	84,241
17,917	Miller Industries, Inc.	303,156
18,504	Mueller Industries, Inc.	841,007
8,408	NACCO Industries, Inc. Class A	978,439
9,940	Orbital Sciences Corp.*	130,711
2,552	Oshkosh Corp.*	59,130
1,723	RSC Holdings, Inc.*	38,922
3,707	Sauer-Danfoss, Inc.	174,229
1,777	Simpson Manufacturing Co., Inc.	57,308
28,599	Tecumseh Products Co. Class A*	114,968
4,987	Tennant Co.	219,428
9,810	The Manitowoc Co., Inc.	135,966
9,932	The Toro Co.	706,264
4,958	United Rentals, Inc.*(a)	212,649
15,484	Universal Forest Products, Inc.	533,888
11,061	Vicor Corp.	88,488
15,669	Watsco, Inc.	1,160,133

		11,774,230

Commercial & Professional Services — 3.0%
2,702	ABM Industries, Inc.	65,659
19,317	CDI Corp.	346,354
8,302	Heidrick & Struggles International, Inc.	182,893
23,393	HNI Corp.	649,156
11,199	Insperity, Inc.	343,137
48,423	Kelly Services, Inc. Class A	774,284
30,916	Kforce, Inc.*	460,648
25,263	Kimball International, Inc. Class B	174,567
3,146	Manpower, Inc.	149,026
10,824	Steelcase, Inc. Class A	103,910
12,564	United Stationers, Inc.	389,861

		3,639,495

Consumer Durables & Apparel — 4.3%
2,047	Arctic Cat, Inc.*	87,673
11,745	Blyth, Inc.	878,878
7,840	Columbia Sportswear Co.	372,008
2,729	CSS Industries, Inc.	53,106
7,121	Ethan Allen Interiors, Inc.	180,304
13,807	iRobot Corp.*	376,379
26,070	Kenneth Cole Productions, Inc. Class A*	419,727
5,366	MDC Holdings, Inc.	138,389
6,040	Movado Group, Inc.	148,282

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — (continued)
13,542	Oxford Industries, Inc.	$688,205
19,424	Perry Ellis International, Inc.*	362,646
4,448	Polaris Industries, Inc.	320,923
14,480	Tempur-Pedic International, Inc.*	1,222,546

		5,249,066

Consumer Services — 3.1%
9,497	Ascent Capital Group, Inc. Class A*	449,113
2,512	Biglari Holdings, Inc.*	1,011,959
23,173	Boyd Gaming Corp.*	181,676
802	Coinstar, Inc.*	50,967
1,454	Domino’s Pizza, Inc.	52,780
3,475	Marriott Vacations Worldwide Corp.*	99,072
18,832	Multimedia Games Holding Co., Inc.*	206,399
48,755	O’Charleys, Inc.*	479,749
23,639	Papa John’s International, Inc.*	890,245
3,023	Red Robin Gourmet Burgers, Inc.*	112,426
2,435	Regis Corp.	44,877
9,981	Texas Roadhouse, Inc.	166,084

		3,745,347

Diversified Financials — 3.4%
83,156	Advance America, Cash Advance Centers, Inc.	872,307
27,432	BlackRock Kelso Capital Corp.	269,382
8,652	Cash America International, Inc.	414,690
1,799	Cohen & Steers, Inc.(a)	57,388
8,025	Compass Diversified Holdings	118,690
677	Diamond Hill Investment Group, Inc.	49,861
4,612	Financial Engines, Inc.*	103,124
7,909	GAMCO Investors, Inc. Class A	392,366
17,521	Gladstone Capital Corp.	142,095
3,595	Golub Capital BDC, Inc.	54,896
2,938	Greenhill & Co., Inc.	128,214
29,610	Hercules Technology Growth Capital, Inc.	328,079
4,661	Intl. FCStone, Inc.*	98,347
37,002	NGP Capital Resources Co.	242,363
3,325	Raymond James Financial, Inc.	121,462
5,589	Safeguard Scientifics, Inc.*	96,131
4,200	SEI Investments Co.	86,898
38,290	TICC Capital Corp.	372,945
2,333	World Acceptance Corp.*	142,896

		4,092,134

Energy — 6.0%
40,440	Alon USA Energy, Inc.	365,982
8,535	ATP Oil & Gas Corp.*(a)	62,732
6,571	Contango Oil & Gas Co.*	387,098
3,969	Crosstex Energy, Inc.	56,122
33,327	CVR Energy, Inc.*	891,497
23,643	Delek US Holdings, Inc.	366,703
5,453	Northern Oil and Gas, Inc.*	113,095
17,129	Oasis Petroleum, Inc.*	528,087
21,180	Parker Drilling Co.*	126,445
11,401	Petroquest Energy, Inc.*(a)	70,002
4,040	Rosetta Resources, Inc.*	196,990

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
8,396	SemGroup Corp. Class A*	$244,659
8,927	Stone Energy Corp.*	255,223
2,922	Targa Resources Corp.	132,805
51,151	Tesoro Corp.*(b)	1,372,893
35,286	USEC, Inc.*(a)	37,403
56,337	W&T Offshore, Inc.	1,187,584
49,622	Western Refining, Inc.	933,886

		7,329,206

Food & Staples Retailing — 0.2%
8,305	Susser Holdings Corp.*	213,189

Food, Beverage & Tobacco — 4.1%
42,484	Alliance One International, Inc.*	160,165
37,850	Dole Food Co., Inc.*(a)	377,743
3,497	Fresh Del Monte Produce, Inc.	79,872
5,928	J&J Snack Foods Corp.	310,983
22,772	Lancaster Colony Corp.	1,513,427
32,278	National Beverage Corp.*	517,739
105,914	Pilgrim’s Pride Corp.*(a)	790,118
8,497	The Boston Beer Co., Inc. Class A*(a)	907,395
6,709	Universal Corp.	312,639

		4,970,081

Health Care Equipment & Services — 4.9%
27,652	Align Technology, Inc.*	761,813
10,455	AMN Healthcare Services, Inc.*	63,357
21,232	Assisted Living Concepts, Inc. Class A	352,663
2,100	Bio-Reference Labs, Inc.*	49,371
3,231	Centene Corp.*	158,222
3,418	Hill-Rom Holdings, Inc.	114,195
18,579	Invacare Corp.	307,854
27,543	Kindred Healthcare, Inc.*	237,971
5,697	Magellan Health Services, Inc.*	278,071
16,186	Masimo Corp.*	378,429
6,600	MedAssets, Inc.*	86,856
23,880	Medical Action Industries, Inc.*	136,594
2,220	Medidata Solutions, Inc.*	59,141
47,637	Molina Healthcare, Inc.*	1,602,032
33,485	PharMerica Corp.*	416,219
5,065	Sirona Dental Systems, Inc.*	261,050
28,604	Skilled Healthcare Group, Inc. Class A*	219,107
32,822	Universal American Corp.	353,821
12,622	Vascular Solutions, Inc.*	136,191

		5,972,957

Household & Personal Products — 0.9%
58,085	Central Garden and Pet Co. Class A*	559,358
1,302	Elizabeth Arden, Inc.*	45,544
16,223	Medifast, Inc.*(a)	283,254
4,199	USANA Health Sciences, Inc.*	156,749

		1,044,905

Insurance — 2.7%
3,058	Allied World Assurance Co. Holdings AG	209,993
17,877	American Equity Investment Life Holding Co.	228,289

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
5,517	American Financial Group, Inc.	$212,846
11,279	Aspen Insurance Holdings Ltd.	315,135
38,099	CNO Financial Group, Inc.*	296,410
25,354	Flagstone Reinsurance Holdings SA	199,536
4,129	Global Indemnity PLC*	80,474
33,139	Maiden Holdings Ltd.	298,251
2,930	Mercury General Corp.	128,158
4,705	OneBeacon Insurance Group Ltd. Class A	72,504
20,255	Primerica, Inc.	510,629
5,648	Reinsurance Group of America, Inc.	335,887
19,522	Symetra Financial Corp.	225,089
1,699	Tower Group, Inc.	38,109
2,496	W.R. Berkley Corp.	90,155

		3,241,465

Materials — 4.1%
15,836	A. Schulman, Inc.	427,889
22,674	AbitibiBowater, Inc.*(a)	323,785
5,138	Clearwater Paper Corp.*	170,633
3,664	Commercial Metals Co.	54,300
34,028	Golden Star Resources Ltd.*	63,292
3,537	Innophos Holdings, Inc.	177,274
2,652	Kaiser Aluminum Corp.	125,333
29,287	KapStone Paper and Packaging Corp.*	576,954
1,526	Koppers Holdings, Inc.	58,843
30,380	Kraton Performance Polymers, Inc.*	807,197
2,936	LSB Industries, Inc.*	114,269
15,635	Materion Corp.*	449,194
22,098	PolyOne Corp.	318,211
48,974	Senomyx, Inc.*	134,189
20,667	Spartech Corp.*	100,855
7,970	Stepan Co.	699,766
4,761	TPC Group, Inc.*	210,484
6,519	Tredegar Corp.	127,707

		4,940,175

Media — 0.6%
4,032	Arbitron, Inc.	149,103
3,844	Digital Generation, Inc.*	39,247
8,061	Entercom Communications Corp. Class A*	52,316
7,679	Harte-Hanks, Inc.	69,495
59,889	Journal Communications, Inc. Class A*	337,175
5,062	Pandora Media, Inc.*	51,683
1,242	Scholastic Corp.	43,818

		742,837

Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
76,681	Affymetrix, Inc.*	327,428
25,361	Albany Molecular Research, Inc.*	68,475
18,148	AVEO Pharmaceuticals, Inc.*	225,217
31,393	Cubist Pharmaceuticals, Inc.*	1,357,747
22,458	Emergent Biosolutions, Inc.*	359,328
18,219	eResearchTechnology, Inc.*	142,473
13,237	Genomic Health, Inc.*	405,184
20,011	Jazz Pharmaceuticals PLC*	969,933

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
25,592	Maxygen, Inc.*	$146,898
5,423	Momenta Pharmaceuticals, Inc.*	83,080
92,957	Nabi Biopharmaceuticals*	172,900
3,351	Optimer Pharmaceuticals, Inc.*	46,579
46,746	PDL BioPharma, Inc.	296,837
55,984	Progenics Pharmaceuticals, Inc.*	554,242
48,417	Sciclone Pharmaceuticals, Inc.*	305,511
5,478	Spectrum Pharmaceuticals, Inc.*	69,187
26,999	Viropharma, Inc.*	811,860

		6,342,879

Real Estate — 9.3%
3,656	AG Mortgage Investment Trust, Inc.	72,169
10,812	Agree Realty Corp. (REIT)	244,135
10,068	Altisource Portfolio Solutions SA*	610,523
6,984	American Campus Communities, Inc. (REIT)	312,324
7,460	Ashford Hospitality Trust, Inc. (REIT)	67,215
4,713	Chesapeake Lodging Trust (REIT)	84,693
40,666	DuPont Fabros Technology, Inc. (REIT)	994,284
15,823	Equity Lifestyle Properties, Inc. (REIT)	1,103,496
2,085	Equity One, Inc. (REIT)	42,159
16,065	Extra Space Storage, Inc. (REIT)	462,511
9,412	First Industrial Realty Trust, Inc. (REIT)*	116,238
41,845	Franklin Street Properties Corp. (REIT)	443,557
16,513	Getty Realty Corp. (REIT)(a)	257,273
30,829	Healthcare Realty Trust, Inc. (REIT)	678,238
2,446	Invesco Mortgage Capital, Inc. (REIT)	43,172
7,875	Jones Lang LaSalle, Inc.	656,066
14,056	LTC Properties, Inc. (REIT)	449,792
8,659	MFA Financial, Inc. (REIT)	64,683
1,451	Mid-America Apartment Communities, Inc. (REIT)	97,261
123,176	MPG Office Trust, Inc. (REIT)*(a)	288,232
9,808	National Health Investors, Inc. (REIT)	478,434
1,808	Omega Healthcare Investors, Inc. (REIT)	38,438
14,495	Potlatch Corp. (REIT)	454,273
11,863	PS Business Parks, Inc. (REIT)	777,501
31,940	Rayonier, Inc. (REIT)	1,408,235
13,105	Realty Income Corp. (REIT)	507,557
5,038	Regency Centers Corp. (REIT)	224,090
3,092	RLJ Lodging Trust (REIT)	57,604
2,385	Senior Housing Properties Trust (REIT)	52,589
745	Taubman Centers, Inc. (REIT)	54,348
3,365	Urstadt Biddle Properties, Inc. Class A (REIT)	66,425

		11,207,515

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Retailing — 7.7%
30,832	Asbury Automotive Group, Inc.*	$832,464
2,945	Barnes & Noble, Inc.*(a)	39,021
7,988	Core-Mark Holding Co., Inc.	327,029
35,505	Francesca’s Holdings Corp.*	1,122,313
36,640	Fred’s, Inc. Class A	535,310
28,944	Group 1 Automotive, Inc.	1,625,785
32,222	HOT Topic, Inc.	327,053
22,446	Lithia Motors, Inc. Class A	588,085
11,441	Lumber Liquidators Holdings, Inc.*	287,284
5,673	Saks, Inc.*	65,864
8,610	Select Comfort Corp.*	278,878
12,242	Shoe Carnival, Inc.*	394,437
14,498	Sonic Automotive, Inc. Class A	259,659
62,365	Stage Stores, Inc.	1,012,808
2,382	The Buckle, Inc.	114,098
3,847	The Finish Line, Inc. Class A	81,633
11,640	VOXX International Corp.*	157,838
24,345	Zale Corp.*	75,226
33,143	Zumiez, Inc.*	1,196,794

		9,321,579

Semiconductors & Semiconductor Equipment — 2.1%
7,015	DSP Group, Inc.*	46,720
208,601	Lattice Semiconductor Corp.*	1,341,304
19,017	LTX-Credence Corp.*	136,732
28,994	Micrel, Inc.	297,479
1,389	MKS Instruments, Inc.	41,017
31,248	Photronics, Inc.*	207,799
53,382	PLX Technology, Inc.*	214,596
9,655	RF Micro Devices, Inc.*	48,082
6,113	Standard Microsystems Corp.*	158,143

		2,491,872

Software & Services — 9.6%
40,564	Accelrys, Inc.*	323,701
12,861	Acxiom Corp.*	188,800
6,292	Advent Software, Inc.*(b)	161,075
28,398	Blackbaud, Inc.	943,666
16,664	Bottomline Technologies, Inc.*	465,592
91,755	Ciber, Inc.*	389,041
14,817	CommVault Systems, Inc.*	735,516
8,255	Convergys Corp.*	110,204
1,842	Cornerstone OnDemand, Inc.*	40,229
11,209	CSG Systems International, Inc.*	169,704
6,673	Global Cash Access Holdings, Inc.*	52,050
12,793	Kenexa Corp.*	399,653
121,557	Lionbridge Technologies, Inc.*	350,084
11,804	LivePerson, Inc.*	197,953
18,583	LogMeIn, Inc.*	654,679
20,179	Manhattan Associates, Inc.*	959,108
55,638	Marchex, Inc. Class B(a)	248,146
23,702	Mentor Graphics Corp.*	352,212
10,493	MicroStrategy, Inc. Class A*	1,469,020
8,691	Opnet Technologies, Inc.	252,039
8,418	Pegasystems, Inc.(a)	321,231
3,284	Progress Software Corp.*	77,568
16,973	PROS Holdings, Inc.*	317,395
7,561	QAD, Inc. Class A*	99,049
3,589	QLIK Technologies, Inc.*	114,848
18,863	Quest Software, Inc.*	438,942

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
24,977	RealNetworks, Inc.	$248,271
15,437	Saba Software, Inc.*	151,437
4,496	Synopsys, Inc.*	137,847
8,794	TeleTech Holdings, Inc.*	141,583
13,969	Ultimate Software Group, Inc.*	1,023,648
2,117	Websense, Inc.*	44,648

		11,578,939

Technology Hardware & Equipment — 5.7%
16,911	Agilysys, Inc.*	152,030
3,355	Aruba Networks, Inc.*	74,749
41,074	Brightpoint, Inc.*	330,646
22,783	Electronics for Imaging, Inc.*	378,653
32,273	Emulex Corp.*	334,994
56,040	Extreme Networks*	214,633
1,316	Fusion-io, Inc.*	37,388
38,302	Imation Corp.*	237,089
12,472	Ingram Micro, Inc. Class A*	231,480
19,606	Insight Enterprises, Inc.*	429,960
5,489	InvenSense, Inc.*	99,351
32,835	Methode Electronics, Inc.	304,709
4,602	National Instruments Corp.	131,249
1,408	Plantronics, Inc.	56,686
2,395	Polycom, Inc.*	45,673
14,968	QLogic Corp.*	265,832
165,434	Quantum Corp.*	433,437
21,771	Radisys Corp.*	161,105
3,523	Riverbed Technology, Inc.*	98,926
53,306	ShoreTel, Inc.*	302,778
8,267	Silicon Graphics International Corp.*(a)	80,025
36,263	STEC, Inc.*	342,323
13,508	Super Micro Computer, Inc.*	235,850
30,589	Symmetricom, Inc.*	176,498
4,329	Synaptics, Inc.*	158,052
32,503	Tellabs, Inc.	131,637
68,914	Vishay Intertechnology, Inc.*	837,994
37,942	Xyratex Ltd.	603,657

		6,887,404

Telecommunication Services — 0.7%
25,148	Cbeyond, Inc.*	201,184
45,005	USA Mobility, Inc.	626,920

		828,104

Transportation — 2.6%
9,312	Allegiant Travel Co.*	507,504
15,982	Celadon Group, Inc.	248,520
12,124	Heartland Express, Inc.	175,313
93,345	Pacer International, Inc.*	589,940
7,676	Saia, Inc.*	130,569
22,962	SkyWest, Inc.	253,730
7,243	Universal Truckload Services, Inc.	109,080
44,823	Werner Enterprises, Inc.	1,114,300

		3,128,956

Utilities — 0.2%
14,319	Genie Energy Ltd. Class B	138,465
2,750	Portland General Electric Co.	68,695

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
3,199	The Empire District Electric Co.	$65,099

		272,259

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$118,383,702

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 2.5%
Goldman Sachs Financial Square Money Market Fund — FST Shares
3,015,802	0.201%	$3,015,802

TOTAL INVESTMENTS — 100.3%		$121,399,504

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(417,406)

NET ASSETS — 100.0%		$120,982,098

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(d) Represents an affiliated issuer.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell 2000 Mini Index	26	June 2012	$2,152,020	$41,690

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$94,701,763

Gross unrealized gain	31,496,899
Gross unrealized loss	(4,799,158)

Net unrealized security gain	$26,697,741

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Automobiles & Components — 0.2%
9,317	General Motors Co.*	$238,981
16,613	Thor Industries, Inc.	524,306

		763,287

Banks — 1.9%
4,939	City National Corp.	259,149
4,796	Cullen/Frost Bankers, Inc.	279,079
19,045	First Niagara Financial Group, Inc.	187,403
56,054	KeyCorp	476,459
7,462	M&T Bank Corp.	648,298
28,775	PNC Financial Services Group, Inc.	1,855,700
119,969	Wells Fargo & Co.	4,095,742

		7,801,830

Capital Goods — 5.2%
21,255	AGCO Corp.*	1,003,448
13,473	Alliant Techsystems, Inc.	675,267
34,065	BE Aerospace, Inc.*	1,583,000
6,529	Fortune Brands Home & Security, Inc.*	144,095
317,054	General Electric Co.	6,363,274
16,267	L-3 Communications Holdings, Inc.	1,151,216
21,768	MSC Industrial Direct Co., Inc. Class A	1,812,839
52,729	Northrop Grumman Corp.	3,220,687
11,011	Oshkosh Corp.*	255,125
15,044	The Manitowoc Co., Inc.	208,510
47,216	The Toro Co.	3,357,530
11,908	Trinity Industries, Inc.	392,369
4,718	W.W. Grainger, Inc.	1,013,473

		21,180,833

Commercial & Professional Services — 0.6%
24,762	Copart, Inc.*	645,545
33,882	Manpower, Inc.	1,604,991

		2,250,536

Consumer Durables & Apparel — 2.0%
8,115	Fossil, Inc.*	1,071,018
29,367	Harman International Industries, Inc.	1,374,669
10,890	Leggett & Platt, Inc.	250,579
25,444	Mohawk Industries, Inc.*	1,692,280
45,571	Tempur-Pedic International, Inc.*	3,847,560

		8,236,106

Consumer Services — 0.6%
6,524	Marriott Vacations Worldwide Corp.*	185,999
11,634	Weight Watchers International, Inc.	898,028
9,528	Wynn Resorts Ltd.	1,189,857

		2,273,884

Diversified Financials — 7.5%
342,206	Bank of America Corp.	3,274,911
73,425	Capital One Financial Corp.	4,092,709
196,009	Citigroup, Inc.	7,164,129
6,323	CME Group, Inc.	1,829,434
18,441	Discover Financial Services	614,823

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
8,430	Franklin Resources, Inc.	$1,045,573
121,656	JPMorgan Chase & Co.	5,593,743
48,519	Morgan Stanley	952,913
10,800	Raymond James Financial, Inc.	394,524
99,874	SEI Investments Co.	2,066,393
139,991	The Bank of New York Mellon Corp.	3,377,983

		30,407,135

Energy — 12.5%
4,149	Apache Corp.	416,726
80,005	Chevron Corp.	8,579,736
11,858	Cimarex Energy Co.	894,923
106,047	ConocoPhillips	8,060,632
44,707	Devon Energy Corp.	3,179,562
145,925	Exxon Mobil Corp.	12,656,075
40,284	Hess Corp.	2,374,742
60,961	Marathon Petroleum Corp.	2,643,269
16,296	Murphy Oil Corp.	916,976
18,635	Occidental Petroleum Corp.	1,774,611
148,428	Tesoro Corp.*	3,983,808
200,781	Valero Energy Corp.	5,174,126

		50,655,186

Food & Staples Retailing — 0.5%
21,940	CVS Caremark Corp.	982,912
133,266	SUPERVALU, Inc.(a)	760,949
3,992	Walgreen Co.	133,692

		1,877,553

Food, Beverage & Tobacco — 8.6%
179,971	Archer-Daniels-Midland Co.	5,697,882
4,787	Beam, Inc.	280,375
2,375	Brown-Forman Corp. Class B	198,051
73,814	Bunge Ltd.	5,051,830
20,346	Constellation Brands, Inc. Class A*	479,962
85,347	Dean Foods Co.*	1,033,552
15,287	Dr. Pepper Snapple Group, Inc.	614,690
6,711	Hormel Foods Corp.	198,109
42,596	Lorillard, Inc.	5,515,330
49,439	Molson Coors Brewing Co. Class B	2,237,115
68,264	Philip Morris International, Inc.	6,048,873
17,086	Smithfield Foods, Inc.*	376,405
29,122	The Coca-Cola Co.	2,155,319
243,694	Tyson Foods, Inc. Class A	4,666,740

		34,554,233

Health Care Equipment & Services — 3.3%
225,385	Boston Scientific Corp.*	1,347,802
39,365	Cardinal Health, Inc.	1,697,025
1,901	Cerner Corp.*	144,780
31,983	Coventry Health Care, Inc.	1,137,636
8,464	DENTSPLY International, Inc.	339,661
60,379	Humana, Inc.	5,583,850
7,835	Quest Diagnostics, Inc.	479,110
3,043	Varian Medical Systems, Inc.*	209,845
31,154	WellPoint, Inc.	2,299,165

		13,238,874

Household & Personal Products — 3.0%
21,761	Colgate-Palmolive Co.	2,127,790

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — (continued)
16,590	Herbalife Ltd.	$1,141,724
133,533	The Procter & Gamble Co.	8,974,753

		12,244,267

Insurance — 3.8%
8,486	American Financial Group, Inc.	327,390
118,055	Berkshire Hathaway, Inc. Class B*	9,580,163
6,271	Lincoln National Corp.	165,303
20,232	MetLife, Inc.	755,665
4,456	Protective Life Corp.	131,987
8,553	Reinsurance Group of America, Inc.	508,647
160,370	Unum Group	3,925,858

		15,395,013

Materials — 0.8%
12,397	Airgas, Inc.	1,102,961
6,592	Ashland, Inc.	402,507
5,258	Domtar Corp.	501,508
12,217	Eastman Chemical Co.	631,497
8,629	Newmont Mining Corp.	442,409

		3,080,882

Media — 3.5%
13,368	Cablevision Systems Corp. Class A	196,242
123,555	DIRECTV Class A*	6,096,204
154,940	DISH Network Corp. Class A	5,102,174
31,821	News Corp. Class A	626,556
19,458	Pandora Media, Inc.*(a)	198,666
19,015	Regal Entertainment Group Class A	258,604
42,677	Time Warner, Inc.	1,611,057

		14,089,503

Pharmaceuticals, Biotechnology & Life Sciences — 9.2%
40,724	Alexion Pharmaceuticals, Inc.*	3,781,631
71,405	Amgen, Inc.	4,854,826
26,383	Biogen Idec, Inc.*	3,323,466
158,374	Eli Lilly & Co.	6,377,721
99,520	Gilead Sciences, Inc.*	4,861,552
11,823	Johnson & Johnson	779,845
76,942	Merck & Co., Inc.	2,954,573
421,030	Pfizer, Inc.	9,540,540
15,029	United Therapeutics Corp.*	708,317

		37,182,471

Real Estate Investment Trust — 2.5%
79,252	American Tower Corp.	4,994,461
96,807	Rayonier, Inc.	4,268,221
4,744	Simon Property Group, Inc.	691,106

		9,953,788

Retailing — 2.1%
4,709	Aaron’s, Inc.	121,963
44,638	Best Buy Co., Inc.	1,057,028
40,077	Big Lots, Inc.*	1,724,113
35,006	Dick’s Sporting Goods, Inc.	1,683,088
40,775	Family Dollar Stores, Inc.	2,580,242
14,812	Foot Locker, Inc.	459,913
6,107	Lowe’s Companies, Inc.	191,638

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
10,274	PetSmart, Inc.	$587,878

		8,405,863

Semiconductors & Semiconductor Equipment — 0.8%
116,377	Intel Corp.	3,271,358

Software & Services — 11.4%
70,752	Accenture PLC Class A	4,563,504
16,413	Adobe Systems, Inc.*	563,130
30,108	Amdocs Ltd.*	950,811
5,031	Autodesk, Inc.*	212,912
6,329	BMC Software, Inc.*	254,173
34,091	Computer Sciences Corp.	1,020,685
9,794	Google, Inc. Class A*	6,280,305
12,657	International Business Machines Corp.	2,640,883
89,541	Intuit, Inc.	5,384,100
393,495	Microsoft Corp.	12,690,214
297,158	Oracle Corp.	8,665,127
16,763	Symantec Corp.*	313,468
39,573	Synopsys, Inc.*	1,213,308
16,731	VeriSign, Inc.	641,466
4,871	VMware, Inc. Class A*	547,354

		45,941,440

Technology Hardware & Equipment — 11.4%
29,420	Apple, Inc.*	17,636,407
254,232	Cisco Systems, Inc.	5,377,007
309,803	Dell, Inc.*	5,142,730
54,348	Hewlett-Packard Co.	1,295,113
135,734	Ingram Micro, Inc. Class A*	2,519,223
16,137	Juniper Networks, Inc.*	369,214
35,161	NetApp, Inc.*	1,574,158
66,753	QLogic Corp.*	1,185,533
51,044	QUALCOMM, Inc.	3,472,013
5,222	Riverbed Technology, Inc.*	146,634
19,340	Seagate Technology PLC	521,213
69,450	Tellabs, Inc.	281,272
105,023	Vishay Intertechnology, Inc.*	1,277,080
127,633	Western Digital Corp.*	5,282,730

		46,080,327

Telecommunication Services — 2.3%
280,824	AT&T, Inc.(b)	8,770,133
192,263	Sprint Nextel Corp.*	547,950

		9,318,083

Transportation — 1.7%
40,800	FedEx Corp.	3,751,968
39,642	United Parcel Service, Inc. Class B	3,199,902

		6,951,870

Utilities — 2.3%
17,841	Ameren Corp.	581,260
185,516	Duke Energy Corp.	3,897,691
45,802	Integrys Energy Group, Inc.	2,427,048
7,373	PG&E Corp.	320,062
22,792	Sempra Energy	1,366,608

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
14,088	The Southern Co.	$632,974

		9,225,643

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$394,379,965

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 0.2%
Goldman Sachs Financial Square Money Market Fund — FST Shares
977,975	0.201%	$977,975

TOTAL INVESTMENTS — 97.9%		$395,357,940

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		8,680,421

NET ASSETS — 100.0%		$404,038,361

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(d) Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	95	June 2012	$6,665,200	$59,209

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:.

Tax cost	$322,235,095

Gross unrealized gain	77,779,784
Gross unrealized loss	(4,656,939)

Net unrealized security gain	$73,122,845

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy (except VIT Money Market Fund) is to value investments at fair value. Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     Debt securities for which market quotations are readily available are valued on the basis of quotations supplied by dealers or furnished by an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value.
     If quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by the trustees. GSAM or GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.
     It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Fund’s NAV based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM and GSAMI’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of March 31, 2012. For the Money Market Fund, the Levels previously based on valuation characteristics of the investments’ market value are currently reflective of assets based on amortized cost. As of March 31, 2012, all investments are classified as Level 2. Please refer to the Money Market Fund’s Schedule of Investments for further detail.
CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$30,680,812	$—
Mortgage-Backed Obligations	—	61,917,542	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	36,896,206	6,005,149	—
Asset-Backed Securities	—	3,655,057	—
Foreign Debt Obligations	8,667,073	2,637,647	—
Municipal Debt Obligations	—	2,141,501	—
Government Guarantee Obligations	—	7,235,332	—

Total	$45,563,279	$114,273,040	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(8,496,250)	$—

Derivative Type

Assets(a)
Futures Contracts	$56,663	$—	$—
Forward Foreign Currency Exchange Contracts	—	87,528	—

Liabilities(a)
Futures Contracts	$(137,625)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(235,658)	—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$181,271,217	$—	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	124,987	—	—

Total	$181,396,204	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$43,617	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$34,167,333	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	17,435,220	11,551,422	—
Asset-Backed Securities	—	2,016,362	—
Government Guarantee Obligations	—	5,498,701	—

Total	$17,435,220	$53,233,818	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,310,156)	$—

Derivative Type

Assets(a)
Futures Contracts	$17,470	$—	$—

Liabilities(a)
Futures Contracts	$(89,866)	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$181,187,167	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,375,108,558	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$820,686,904	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$398,669,939	$—	$—

STRATEGIC INTERNATIONAL EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$8,692,723	$188,589,887 (b)	$—

STRUCTURED SMALL CAP EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$118,383,702	$—	$—
Securities Lending Reinvestment Vehicle	3,015,802	—	—

Total	$121,399,504	$—	$—

Derivatives Type

Assets(a)
Futures Contracts	$41,690	$—	$—

STRUCTURED U.S. EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$394,379,965	$—	$—
Securities Lending Reinvestment Vehicle	977,975	—	—

Total	$395,357,940	$—	$—

Derivatives Type

Assets(a)
Futures Contracts	$59,209	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

(b) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended March 31, 2012, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of March 31, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets		Liabilities

Core Fixed Income	Currency	$87,528		$(235,658)
	Interest Rate	56,663	(a)	(137,625	)(a)

Total		$144,191		$(373,283)

Equity Index	Equity	$43,617	(a)	$—
Government Income	Interest Rate	17,470	(a)	(89,866	)(a)
Structured Small Cap Equity	Equity	41,690	(a)	—
Structured U.S. Equity	Equity	59,209	(a)	—

(a) Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis, and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk, and the overall risk at the portfolio level may be mitigated by any applicable related and offsetting transactions. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Mortgage-Backed and Asset-Backed Securities — The Core Fixed Income, Government Income and Growth Opportunities Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Core Fixed Income and Government Income Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The VIT Money Market Fund may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT III — At March 31, 2012, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of April 2, 2012, as follows:

			Collateral Value
Fund	Principal Amount	Maturity Value	Allocation

Money Market	$27,500,000	$27,500,298	$28,194,454

REPURCHASE AGREEMENTS — At March 31, 2012, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account III was as follows:

	Interest
Counterparty	Rate	Money Market

Bank of Nova Scotia (The)	0.18%	$691,824

Crédit Agricole Corporate and Investment Bank	0.11	13,548,218

UBS Securities LLC	0.12	5,765,199

Wells Fargo Bank, National Association	0.16	5,765,199

Wells Fargo Securities LLC	0.16	1,729,560

TOTAL		$27,500,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At March 31, 2012, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	0.100 to 0.160%	12/03/13 to 08/03/39

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	04/20/12 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 7.690	05/29/12 to 03/01/42

Federal National Mortgage Association	0.000 to 8.430	04/02/12 to 04/01/42

Federal National Mortgage Association Stripped Securities	0.000	10/08/13 to 01/15/33

Government National Mortgage Association	2.500 to 6.500	09/15/20 to 03/20/42

U.S. Treasury Bill	0.000	04/26/12

U.S. Treasury Bonds	3.125 to 9.000	11/15/18 to 02/15/42

U.S. Treasury Notes	0.250 to 4.8750	04/30/12 to 11/15/21

U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/12 to 11/15/26

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a series of the Goldman Sachs Trust, a Delaware statutory trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.
     Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain participating insurance companies, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 29, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date May 29, 2012

* Print the name and title of each signing officer under his or her signature.